UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	8-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
August 31, 2014

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.2%
Alabama — 1.6%
Courtland Industrial Development Board Environmental Improvement Rev., Series 2003 B, (International Paper Co.), 6.25%, 8/1/25	1,000,000	1,000,990
Jefferson County Sewer Rev., Series 2013 D, 6.00%, 10/1/42	2,000,000	2,227,720
Jefferson County Sewer Rev., Series 2013 D, 6.50%, 10/1/53	2,000,000	2,291,920
		5,520,630
Alaska — 0.2%
Northern Tobacco Securitization Corp. Settlement Rev., Series 2006 A, 5.00%, 6/1/46	1,000,000	744,810
Arizona — 2.1%
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	250,000	276,515
Florence Town Inc. Industrial Development Authority Education Rev., (Legacy Traditional Charter School), 6.00%, 7/1/43	1,000,000	1,025,400
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	500,000	577,005
Phoenix Industrial Development Authority Rev., Series 2014 A, (Legacy Traditional Schools Project), 6.75%, 7/1/44(1)	2,000,000	2,245,220
Pima County Sewer System Rev., Series 2011 B, 5.00%, 7/1/26	1,000,000	1,152,840
Salt Verde Financial Corp. Senior Gas Rev., Series 2007, 5.00%, 12/1/37	1,000,000	1,142,180
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(1)	602,000	602,861
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	362,000	362,279
		7,384,300
California — 12.1%
California GO, 5.00%, 4/1/37	1,000,000	1,131,410
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	2,000,000	2,358,660
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40(2)	400,000	440,200
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	175,000	193,748
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	1,500,000	1,646,955
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	2,000,000	2,018,900
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	800,000	953,568
California Public Works Board Rev., Series 2013 A, (Judicial Council Projects), 5.00%, 3/1/30	1,500,000	1,723,140
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	1,500,000	1,685,805
California Public Works Board Lease Rev., Series 2014 A, (Various Capital Projects), 5.00%, 9/1/39	3,000,000	3,394,710
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 7.50%, 6/1/42	2,000,000	2,223,380
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	2,000,000	2,198,360
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/26 (NATL-RE)(3)	2,500,000	1,658,725
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	2,250,000	2,591,662
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B3, VRDN, 5.50%, 1/15/23	500,000	580,065
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 C, 6.50%, 1/15/43	500,000	587,505
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/24(4)	500,000	315,290
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	500,000	413,100
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47	500,000	374,360
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47	2,000,000	1,643,060
Independent Cities Finance Authority Mobilehome Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40	2,000,000	2,233,060
Long Beach Unified School District GO, Capital Appreciation, Series 2008 G, 0.00%, 8/1/25 (AGC)(3)	1,595,000	1,102,400

Morongo Band of Mission Indians Rev., Series 2008 B, (Enterprise Casino Services), 6.50%, 3/1/28(1)	1,000,000	1,089,030
Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	3,350,000	3,516,863
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	385,000	464,029
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	256,208
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	215,000	220,261
Poway Unified School District GO, (Election of 2008), 0.00%, 8/1/32(3)	2,000,000	959,580
River Rock Entertainment Authority (The) Rev., Series 2011 B, 8.00%, 11/1/18(5)(6)	2,931,000	468,960
San Francisco City and County Airports Commission Rev., Series 2013 A, (San Francisco International Airport), 5.00%, 5/1/23	750,000	897,203
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	250,000	291,115
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43 (BAM)(3)	3,500,000	661,815
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,502,280
		41,795,407
Colorado — 4.1%
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	2,000,000	2,211,820
Colorado Health Facilities Authority Rev., Series 2010 A, (Total Longterm Care), 6.00%, 11/15/30	500,000	550,440
Denver City and County Airport Rev., Series 2007 A, (United Air Lines Project), 5.75%, 10/1/32	1,500,000	1,560,015
Denver Health & Hospital Authority Rev., Series 2014 A, 5.00%, 12/1/39	800,000	860,688
Denver Health & Hospital Authority Rev., Series 2014 A, 5.25%, 12/1/45	250,000	273,352
Denver Urban Renewal Authority Tax Increment Rev., Series 2013 A1, 5.00%, 12/1/25	1,500,000	1,728,825
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.23%, 9/4/14	2,200,000	2,202,200
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24	1,500,000	1,502,520
Plaza Metropolitan District No. 1 Tax Allocation Rev., 5.00%, 12/1/22	500,000	543,080
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,117,930
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14(6)	1,800,000	882,576
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19(6)	1,500,000	735,480
		14,168,926
Connecticut — 0.4%
Connecticut GO, Series 2013 E, 5.00%, 8/15/26	1,000,000	1,199,050
Delaware — 0.5%
Delaware State Economic Development Authority Gas Facilities Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,693,185
District of Columbia — 0.3%
Metropolitan Washington Airports Authority Rev., Series 2014 A, (Dulles Metrorail and Capital Projects), 5.00%, 10/1/53	1,000,000	1,050,410
Florida — 5.1%
Alachua County Health Facilities Authority Rev., (Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,500,000	1,616,580
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39	1,000,000	1,109,260
Broward County Airport System Rev., Series 2013 C, 5.25%, 10/1/38	500,000	560,365
Dupree Lakes Community Development District Special Assessment Rev., 6.83%, 11/1/15	225,000	226,287
Escambia County Rev., (Gulf Power Co.),VRDN, 2.10%, 4/11/19	500,000	506,085
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	978,270
Hillsborough County Industrial Development Authority Rev., Series 2013 A, (Tampa General Hospital), 5.00%, 10/1/34	1,250,000	1,369,363
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	500,000	598,710
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center), 5.50%, 11/15/42	1,500,000	1,624,995
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	1,500,000	1,658,940
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 4.00%, 9/15/19	110,000	116,194
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	450,000	463,086

Mid-Bay Bridge Authority Springing Lien Rev., Series 2011 A, 7.25%, 10/1/40	2,000,000	2,435,600
Orange County Health Facilities Authority Rev., (Presbyterian Retirement Communities Project), 5.00%, 8/1/34	1,450,000	1,580,152
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,105,340
Village Community Development District No. 10 Special Assessment Rev., 6.00%, 5/1/44	500,000	533,490
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	845,000	977,124
		17,459,841
Georgia — 2.0%
Atlanta Airport Rev., Series 2011 B, 5.00%, 1/1/29	1,000,000	1,099,180
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/39	3,000,000	3,551,010
DeKalb County Water and Sewer Rev., Series 2011 A, 5.25%, 10/1/36	1,000,000	1,150,270
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39	1,000,000	1,031,420
		6,831,880
Guam — 2.1%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30	1,000,000	1,118,190
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	3,905,000	4,430,418
Guam Government Waterworks Authority Rev., 6.00%, 7/1/15, Prerefunded at 100% of Par(7)	1,500,000	1,572,945
		7,121,553
Hawaii — 0.5%
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,779,645
Illinois — 8.1%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,357,529
Chicago Midway Airport Rev., Series 2013 B, 5.00%, 1/1/26	2,200,000	2,539,064
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/16	750,000	794,295
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/17	700,000	766,528
Chicago O'Hare International Airport Rev., Series 2005 A, 5.00%, 1/1/29 (NATL-RE)	1,115,000	1,161,886
Chicago Tax Increment Allocation Rev., Series 2004 B, (Pilsen Redevelopment), (Junior Lien), 6.75%, 6/1/22	2,820,000	2,830,265
Cook County GO, Series 2011 A, 5.25%, 11/15/28	800,000	900,712
Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37(5)(6)	2,493,000	1,387,828
Illinois Educational Facilities Authority Rev., Series 2001 B1, (University of Chicago), VRDN, 1.10%, 2/15/18	1,125,000	1,128,341
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare), 5.00%, 8/15/43	1,000,000	1,093,610
Illinois Finance Authority Rev., Series 2008 A, (Prairie Power, Inc.), VRDN, 1.30%, 5/8/17 (GA: National Rural Utilities Cooperative Finance Corp.)	1,300,000	1,311,843
Illinois Finance Authority Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/30	1,500,000	1,801,995
Illinois Finance Authority Rev., Series 2013 A, (Benedictine University Project), 6.25%, 10/1/33	1,000,000	1,156,420
Illinois GO, 5.00%, 5/1/29	1,500,000	1,616,130
Illinois GO, 5.00%, 8/1/18	4,000,000	4,448,520
Illinois GO, 5.00%, 2/1/21	500,000	558,615
Illinois GO, 5.00%, 8/1/25	1,000,000	1,086,570
Illinois GO, 5.50%, 7/1/38	1,000,000	1,083,960
Metropolitan Pier & Exposition Authority Capital Appreciation, Rev., Capital Appreciation, Series 2012 B, (McCormick Place Project), 0.00%, 12/15/41(3)	1,000,000	271,810
University of Illinois Rev., Series 2011 A, (Auxiliary Facilities System), 5.25%, 4/1/41	625,000	687,881
		27,983,802
Iowa — 0.2%
Iowa Tobacco Settlement Authority Rev., Series 2005 C, 5.625%, 6/1/46	1,000,000	842,560
Kentucky — 0.3%
Kentucky Public Transportation Infrastructure Authority Rev., Series 2013 A, (Downtown Crossing Project), 5.00%, 7/1/17	990,000	1,099,524

Louisiana — 1.6%
Louisiana Public Facilities Authority Rev., Series 2008, (Dynamic Fuels LLC Project), VRDN, 0.03%, 9/2/14 (LOC: Bank of America N.A.)	2,500,000	2,500,000
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40	1,500,000	1,736,160
New Orleans Sewerage Service Rev., 5.00%, 6/1/20	550,000	642,037
New Orleans Sewerage Service Rev., 5.00%, 6/1/22	450,000	528,133
		5,406,330
Maryland — 1.8%
Anne Arundel County Special Obligation Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40	1,000,000	1,070,900
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	2,900,000	3,151,227
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,074,480
Maryland Industrial Development Financing Authority Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/15, Prerefunded at 100% of Par(7)	1,000,000	1,037,860
		6,334,467
Massachusetts — 1.0%
Massachusetts Development Finance Agency Rev., Series 2012 C, (Covanta Energy Project), 5.25%, 11/1/42	1,000,000	1,020,690
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, 5.00%, 8/15/28	2,000,000	2,371,400
		3,392,090
Michigan — 5.8%
Detroit City School District GO, Series 2012 A, (School Building & Site Improvement), 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,784,642
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	770,000	833,379
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	2,250,000	2,351,452
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	3,750,000	3,978,300
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.75%, 7/1/37	1,000,000	1,074,950
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,344,063
Kentwood Economic Development Corp. Rev., (Limited Obligation/Holland Home), 5.625%, 11/15/41	1,750,000	1,796,322
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	1,850,000	2,166,405
Michigan Finance Authority Rev., Series 2014 C1, (Detroit Water & Sewerage Department), 5.00%, 7/1/44(8)	750,000	773,243
Royal Oak Hospital Finance Authority Rev., Series 2014 D, (William Beaumont Hospital), 5.00%, 9/1/39	1,600,000	1,750,640
Wayne County GO, Series 2009 A, (Building Improvement), 6.75%, 11/1/39	945,000	987,884
		19,841,280
Minnesota — 0.3%
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/44(8)	1,000,000	1,020,980
Mississippi — 0.5%
Mississippi Business Finance Corp. Rev., Series 2010 K, (Chevron U.S.A. Inc), VRDN, 0.04%, 9/2/14 (GA: Chevron Corp)	1,700,000	1,700,000
Missouri — 2.5%
Kirkwood Industrial Development Authority Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	3,448,350
Missouri State Health & Educational Facilities Authority Rev., (Lutheran Senior Services), 6.00%, 2/1/41	1,250,000	1,382,862
Missouri State Health & Educational Facilities Authority Rev., (St. Louis College of Pharmacy Project), 5.50%, 5/1/43	1,000,000	1,097,040
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.07%, 9/2/14 (LOC: Commerce Bank N.A.)	2,800,000	2,800,000
		8,728,252
Nebraska — 1.8%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,456,234
Omaha Public Power District Rev., Series 2012 A, 5.00%, 2/1/42	1,500,000	1,687,110
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20 (Acquired 11/19/09, Cost $3,000,000)(9)	3,000,000	3,113,370
		6,256,714

Nevada — 0.3%
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	945,000	973,161
New Jersey — 4.0%
New Jersey Economic Development Authority Rev., (Continental Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,046,520
New Jersey Economic Development Authority Rev., (Continental Airlines, Inc.), 5.50%, 6/1/33	500,000	532,235
New Jersey Economic Development Authority Rev., (Lions Gate Project), 5.25%, 1/1/44	1,000,000	1,020,270
New Jersey Economic Development Authority Rev., (The Goethals Bridge Replacement Project), 5.375%, 1/1/43	1,600,000	1,740,032
New Jersey Economic Development Authority Rev., Series 2000 A, (Continental Airlines, Inc.), 5.625%, 11/15/30	1,000,000	1,084,440
New Jersey Economic Development Authority Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	3,000,000	3,029,310
New Jersey Economic Development Authority Rev., Series 2006 C, (Gloucester Marine Terminal), 6.50%, 1/1/15 (Acquired 9/1/06, Cost $690,000)(9)	690,000	692,153
New Jersey Transportation Trust Fund Authority Rev., Series 2012 A, 5.00%, 6/15/42	1,000,000	1,071,530
Salem County Pollution Control Financing Authority Rev., Series 2014 A, (Chambers Project), 5.00%, 12/1/23	2,000,000	2,241,540
Tobacco Settlement Financing Corp. Rev., Series 2007 1A, 4.75%, 6/1/34	2,000,000	1,484,940
		13,942,970
New Mexico — 1.1%
Cabezon Public Improvement District Special Tax Rev., 6.30%, 9/1/34	1,490,000	1,534,447
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,100,000	1,137,356
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33	1,000,000	1,001,170
		3,672,973
New York — 8.0%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	800,000	905,696
Metropolitan Transportation Authority Rev., Series 2013 D, 5.00%, 11/15/43	1,000,000	1,110,120
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligation Group Project), 3.00%, 7/1/16	750,000	782,865
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligation Group Project), 4.00%, 7/1/18	800,000	879,352
New York City GO, Series 1993 E4, VRDN, 0.04%, 9/2/14 (LOC: BNP Paribas)	1,400,000	1,400,000
New York City GO, Series 2013 A1, 5.00%, 8/1/36	900,000	1,017,027
New York City GO, Series 2013 D1, 5.00%, 8/1/27	2,000,000	2,353,420
New York City GO, Series 2013 J, 5.00%, 8/1/23	750,000	911,310
New York City Industrial Development Agency Rev., Series 2012 A, 5.00%, 7/1/28	1,000,000	1,082,050
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2013 AA-2, (Second General Resolution), VRDN, 0.04%, 9/2/14 (SBBPA: JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	1,030,000	1,236,082
New York State Dormitory Authority Rev., Series 2012 B, 5.00%, 3/15/42	1,000,000	1,114,470
New York State Dormitory Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	595,295
New York State Dormitory Authority Rev., Series 2014 A, (Touro College & University System), 5.50%, 1/1/44	850,000	941,511
New York State Urban Development Corp. Rev., Series 2013 A1, (State Personal Income Tax), 5.00%, 3/15/43	1,000,000	1,125,270
Newburgh GO, Series 2012 A, 5.625%, 6/15/33	1,400,000	1,466,374
Onondaga Civic Development Corp. Rev., Series 2014 A, (St. Joseph's Hospital Health Center Project), 5.125%, 7/1/31	500,000	522,705
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/36	2,000,000	2,329,880
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28	3,000,000	3,503,220
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, Series 2013 A, 0.00%, 11/15/30(3)	2,500,000	1,383,800
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	1,655,000	1,827,799
		27,688,246
North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority Rev., Series 2013 A, (Carolinas Health Care System), 5.00%, 1/15/39	1,250,000	1,382,687
North Carolina Capital Facilities Finance Agency Rev., (Duke Energy Carolinas LLC), 4.375%, 10/1/31	1,500,000	1,599,765

		2,982,452

North Dakota — 0.8%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.08%, 9/2/14 (LOC: Bank of America N.A.)	2,900,000	2,900,000
Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, 5.125%, 6/1/24	1,000,000	846,860
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, 5.75%, 6/1/34	1,000,000	806,480
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, 5.875%, 6/1/47	1,500,000	1,201,965
Hamilton County Hospital Facilities Rev., (UC Health), 5.00%, 2/1/44	1,250,000	1,356,488
Muskingum County Hospital Facilities Rev., (Genesis Health System), 5.00%, 2/15/21	1,365,000	1,478,363
Ohio State Water Development Authority Rev., Series 2006 B, (FirstEnergy Nuclear Generation Project), VRDN, 4.00%, 6/3/19 (GA: FirstEnergy Solutions Corp.)	2,500,000	2,653,400
Pinnacle Community Infrastructure Financing Authority Rev., Series 2004 A, 6.25%, 12/1/36	1,800,000	1,822,590
Southeastern Ohio Port Authority Rev., (Memorial Health System), 6.00%, 12/1/42	1,000,000	1,030,050
		11,196,196
Oklahoma — 2.7%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	2,000,000	2,327,660
Trustees of the Tulsa Municipal Airport Trust Rev., 5.50%, 12/1/35	4,000,000	4,192,080
Tulsa County Industrial Authority Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,748,725
		9,268,465
Oregon — 1.5%
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37 (Acquired 6/28/07, Cost $1,400,000)(9)	1,400,000	1,417,626
Oregon GO, Series 2011 J, 5.00%, 5/1/36	1,250,000	1,401,312
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,064,560
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,329,600
		5,213,098
Pennsylvania — 3.5%
Allegheny County Industrial Development Authority Rev., (Environmental Improvement), 6.875%, 5/1/30	1,000,000	1,122,390
Allegheny County Redevelopment Authority Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,500,000	1,534,110
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	2,000,000	2,258,360
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	2,000,000	2,181,620
Philadelphia Authority for Industrial Development Rev., Series 2014 A, (First Philadelphia Preparatory Charter School Project), 7.25%, 6/15/43	1,500,000	1,639,485
Philadelphia GO, Series 2014 A, 5.00%, 7/15/38	1,500,000	1,685,505
Philadelphia Municipal Authority Lease Rev., 6.50%, 4/1/39	1,500,000	1,741,275
		12,162,745
Puerto Rico — 4.7%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/29	5,000,000	3,792,350
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	2,000,000	1,495,580
Puerto Rico Electric Power Authority Rev., Series 2008 WW, 5.50%, 7/1/38	2,000,000	1,099,420
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	2,085,000	1,146,333
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	2,000,000	1,099,680
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	1,500,000	1,185,780
Puerto Rico GO, Series 2009 B, (Public Improvement), 5.75%, 7/1/38	1,000,000	786,820
Puerto Rico GO, Series 2009 C, (Public Improvement), 6.00%, 7/1/39	655,000	517,018
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	500,000	389,660
Puerto Rico GO, Series 2014 A, 8.00%, 7/1/35	1,520,000	1,395,330
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	2,250,000	1,646,527
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.375%, 8/1/39	2,000,000	1,593,860

		16,148,358

South Carolina — 1.4%
Richland County Rev., Series 2014 A, (International Paper Company Project), 3.875%, 4/1/23	1,105,000	1,183,411
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,606,422
Spartanburg County Regional Health Services District Rev., Series 2012 A, 5.00%, 4/15/37	2,000,000	2,182,440
		4,972,273
Tennessee — 0.5%
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.06%, 9/2/14 (LOC: Bank of America N.A.)	1,755,000	1,755,000
Texas — 4.8%
Dallas-Fort Worth International Airport Rev., Series 2012 B, 5.00%, 11/1/26	3,000,000	3,485,010
Dallas-Fort Worth International Airport Rev., Series 2012 G, 3.00%, 11/1/14	400,000	402,016
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C1, (The Methodist Hospital System), VRDN, 0.04%, 9/2/14	1,000,000	1,000,000
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/39	1,000,000	1,109,210
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/39	1,000,000	1,129,810
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	531,580
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	650,000	726,349
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Healthcare Obligated Group), 5.00%, 8/15/43	1,000,000	1,091,200
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	3,000,000	3,618,300
Texas Public Finance Authority Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.), 6.20%, 2/15/40	1,500,000	1,690,470
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,698,375
		16,482,320
U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,661,415
Virginia — 1.2%
Dulles Town Center Community Development Authority Special Assessment Rev., 4.25%, 3/1/26	750,000	738,593
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	570,000	617,709
Mosaic Community Development Authority Tax Allocation Rev., Series 2011 A, 6.875%, 3/1/36	1,000,000	1,154,620
Route 460 Funding Corp. Rev., Capital Appreciation, Series 2012 B, 0.00%, 7/1/35(3)	1,075,000	380,410
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	1,000,000	1,179,350
		4,070,682
Washington — 1.0%
Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15 (NATL-RE)	250,000	256,195
Port of Seattle Industrial Development Corp. Rev., (Delta Airlines, Inc.), 5.00%, 4/1/30	1,000,000	1,015,940
Washington State Housing Finance Commission Rev., Series 2014 A, (Rockwood Retirement Communities Project), 7.50%, 1/1/49(1)	2,000,000	2,209,260
		3,481,395
Wisconsin — 3.4%
Public Finance Authority Rev., (Roseman University Health Sciences), 5.50%, 4/1/32	2,000,000	2,133,900
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/30	2,500,000	2,941,850
Wisconsin Health & Educational Facilities Authority Rev., (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,027,150
Wisconsin Health & Educational Facilities Authority Rev., Series 2007 A, (Fort Healthcare, Inc.), VRDN, 0.06%, 9/2/14 (LOC: JPMorgan Chase Bank N.A.)	2,700,000	2,700,000
Wisconsin Health & Educational Facilities Authority Rev., Series 2009 A, (St. John's Communities, Inc.), 7.625%, 9/15/39	1,000,000	1,178,580
Wisconsin Health & Educational Facilities Authority Rev., Series 2014 B, (Rogers Memorial Hospital, Inc.), 5.00%, 7/1/44	1,500,000	1,629,840

		11,611,320

Wyoming — 0.7%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39	2,000,000	2,243,440
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $328,360,974)		341,782,145
OTHER ASSETS AND LIABILITIES — 0.8%		2,734,585
TOTAL NET ASSETS — 100.0%		$344,516,730

FUTURES CONTRACTS
	Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
46	U.S. Treasury Long Bonds	December 2014	6,444,313	(38,916)

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $6,146,371, which represented 1.8% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $363,165.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.
(5)	Non-income producing.
(6)	Security is in default.
(7)	Escrowed to maturity in U.S. government securities or state and local government securities.
(8)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(9)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $5,223,149, which represented 1.5% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$328,360,974
Gross tax appreciation of investments	$21,744,993
Gross tax depreciation of investments	(8,323,822)
Net tax appreciation (depreciation) of investments	$13,421,171

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
August 31, 2014

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.5%
Alabama — 0.3%
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 4.00%, 6/1/16	1,060,000	1,123,250
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/17	1,500,000	1,670,175
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/19	4,510,000	5,234,802
Columbia Industrial Development Board Pollution Control Rev., Series 1995 C, (Alabama Power Company Project), VRDN, 0.06%, 9/2/14	1,400,000	1,400,000
Gadsden Industrial Development Board Pollution Control Rev., (Alabama Power Company Project), VRDN, 0.04%, 9/2/14	2,550,000	2,550,000
		11,978,227
Alaska — 0.1%
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)	1,875,000	1,884,713
Arizona — 1.9%
Arizona Board of Regents COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)	1,935,000	2,077,319
Arizona Department of Transportation State Highway Fund Rev., Series 2011 A, (Sub Highway Revenue), 5.00%, 7/1/22	12,400,000	14,858,796
Arizona Health Facilities Authority Rev., Series 2007 B, (Banner Health), VRN, 0.97%, 10/1/14	7,500,000	6,626,100
Arizona Health Facilities Authority Rev., Series 2008 D, (Banner Health), 5.00%, 1/1/15	3,000,000	3,049,320
Arizona Water Infrastructure Finance Authority Rev., Series 2010 A, 5.00%, 10/1/18	3,000,000	3,503,820
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	2,000,000	2,212,120
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	5,000,000	5,770,050
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL-RE)	1,815,000	2,017,953
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	3,000,000	3,197,280
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	1,750,000	2,035,705
Phoenix GO, Series 1995 A, 6.25%, 7/1/17	1,070,000	1,240,398
Phoenix Industrial Development Authority Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)	1,750,000	1,827,787
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,065,000	1,244,027
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	739,176
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,120,000	1,336,966
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	793,560
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(1)	775,000	842,123
Queen Creek Improvement District No. 1 Special Assessment Rev., 5.00%, 1/1/16	1,000,000	1,012,500
Salt River Project Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38	4,900,000	5,373,193
Salt River Project Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	4,060,000	4,557,391
		64,315,584
Arkansas — 0.2%
Little Rock Metrocentere Improvement District No. 1 Rev., (Little Rock Newspapers, Inc.), VRDN, 0.05%, 9/2/14 (LOC: JPMorgan Chase Bank N.A.)	3,100,000	3,100,000
Valdez Marine Terminal Rev., Series 2003 C, (BP Pipelines, Inc.), 5.00%, 1/1/21 (GA: BP PLC)	2,600,000	3,085,108
		6,185,108

California — 15.2%
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/26	5,900,000	7,100,355
Bay Area Toll Authority Toll Bridge Rev., Series 2006 C4, (San Francisco Bay Area), VRDN, 1.45%, 8/1/17	5,975,000	6,061,697
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(1)	11,780,000	12,662,793
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.75%, 9/4/14	2,175,000	2,176,066
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.15%, 9/4/14	3,750,000	3,776,887
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, VRDN, 1.50%, 4/2/18	1,970,000	1,998,348
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	6,215,000	7,144,205
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	2,450,000	2,644,579
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley), 5.00%, 12/1/22	3,000,000	3,476,280
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,397,100
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	5,000,000	5,940,500
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	3,750,000	3,873,675
California Department of Water Resources Power Supply Rev., Series 2013 AM, (Central Valley), 5.00%, 12/1/25	10,185,000	12,544,864
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	3,890,000	4,524,848
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	3,500,000	4,079,180
California GO, 5.00%, 3/1/15	6,500,000	6,661,655
California GO, 5.00%, 5/1/15	6,000,000	6,198,300
California GO, 5.00%, 10/1/17	8,000,000	9,080,880
California GO, 5.25%, 9/1/23	25,000,000	30,607,000
California GO, 5.00%, 9/1/24	10,000,000	11,986,700
California GO, 5.00%, 12/1/26	3,755,000	4,529,394
California GO, 5.00%, 2/1/27	10,000,000	11,806,700
California GO, 5.00%, 11/1/27	5,000,000	5,964,450
California GO, 5.00%, 2/1/28	10,000,000	11,750,900
California GO, 5.75%, 4/1/31	16,630,000	19,781,052
California GO, 5.00%, 6/1/32	11,805,000	12,867,450
California GO, 5.00%, 11/1/32	2,785,000	3,072,579
California GO, 6.00%, 4/1/38	5,000,000	5,956,150
California GO, 5.50%, 11/1/39	10,000,000	11,570,200
California GO, Series 2012 B, VRN, 0.95%, 9/4/14	4,000,000	4,049,880
California GO, Series 2012 B, VRN, 1.05%, 9/4/14	1,600,000	1,623,888
California GO, Series 2012 B, VRN, 1.20%, 9/4/14	1,920,000	1,956,000
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,534,605
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,250,754
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,534,605
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	35,000	43,128
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	2,090,000	2,572,518
California Health Facilities Financing Authority Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/22	2,075,000	2,152,626
California Health Facilities Financing Authority Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39	2,500,000	2,904,525
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22	5,000,000	5,790,700
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	10,000,000	11,793,300
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/19	1,900,000	2,258,378
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/24	1,250,000	1,463,538

California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	1,775,000	1,965,156
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridge), (First Lien), 5.00%, 7/1/26 (FGIC)(1)	4,825,000	6,235,058
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,500,000	1,687,035
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,522,921
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building 8 & 9), 6.25%, 4/1/34	4,000,000	4,746,640
California Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects), 5.375%, 11/1/22	8,000,000	9,630,560
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/24	11,500,000	13,652,915
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	5,000,000	5,871,450
California Public Works Board Lease Rev., Series 2012 D, 5.00%, 9/1/36	1,935,000	2,141,097
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/15	3,315,000	3,506,110
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	2,400,000	2,688,504
California Statewide Communities Development Authority Rev., Series 2009 E2, (Kaiser Permanente), VRDN, 5.00%, 5/1/17	2,200,000	2,464,462
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	10,000,000	10,991,800
California Statewide Communities Development Authority Rev., Series 2012 B, (Kaiser Permanente), VRDN, 1.00%, 9/4/14	5,000,000	5,005,500
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 9/29/14 (AGM)	110,000	110,472
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, 0.00%, 8/1/29 (NATL-RE)(2)	2,230,000	1,240,348
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)	2,305,000	2,486,380
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	2,350,000	2,706,847
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B1, VRDN, 5.00%, 1/15/18	3,750,000	4,115,737
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B3, VRDN, 5.50%, 1/15/23	3,900,000	4,524,507
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/15	5,000,000	5,142,200
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,650,000	1,854,369
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)	670,000	723,888
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	2,225,000	2,513,538
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	2,355,000	2,565,937
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/26	1,485,000	1,729,134
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/28	1,250,000	1,436,150
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/29	1,060,000	1,210,064
Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/20	2,250,000	2,626,133
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/20	900,000	1,069,326
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/21	1,250,000	1,492,938
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	5,000,000	5,932,700
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 4.00%, 7/1/17	100,000	110,017
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/18	500,000	582,430
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/19	250,000	297,968
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/20	1,000,000	1,210,210
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21	10,000,000	12,270,700
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21	500,000	605,620
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18	2,300,000	2,668,713
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20	6,065,000	7,198,730
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21	6,520,000	7,761,864
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	3,205,000	3,718,794
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	10,070,000	12,287,011
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	2,300,000	2,629,843

Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.20%, 9/4/14	5,000,000	5,000,100
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)	2,300,000	2,671,956
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)	2,500,000	2,883,750
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)	5,000,000	5,747,050
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,088,150
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/17	1,500,000	1,691,160
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	1,925,000	2,320,145
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	5,735,000	5,967,956
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,215,680
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(2)	4,610,000	1,405,912
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	2,665,000	3,104,618
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(1)	4,700,000	5,714,495
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	3,950,000	4,626,635
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien), 5.00%, 7/1/16	5,555,000	6,017,398
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/22	2,000,000	2,381,700
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	3,000,000	3,555,780
San Francisco City and County Airports Commission Rev., Series 2008-34F, 5.00%, 5/1/17 (AGC)	4,140,000	4,647,067
San Marcos Public Facilities Authority Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)	1,525,000	1,614,533
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,332,844
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/16 (BAM)	630,000	671,567
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/17 (BAM)	395,000	430,870
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/18 (BAM)	490,000	541,426
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	2,800,000	3,287,872
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	6,250,000	6,255,250
		520,268,922
Colorado — 2.1%
Aurora Hospital Rev., (Children's Hospital Association), 5.00%, 12/1/40	1,250,000	1,331,475
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	5,000,000	5,529,550
Colorado Educational & Cultural Facilities Authority Rev., Series 2007 D3, (National Jewish Federation Bond), VRDN, 0.04%, 9/2/14 (LOC: JPMorgan Chase Bank N.A.)	2,400,000	2,400,000
Colorado Educational & Cultural Facilities Authority Rev., Series 2012 D7, (National Jewish Federation Bond), VRDN, 0.04%, 9/2/14 (LOC: JPMorgan Chase Bank N.A.)	4,500,000	4,500,000
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,756,335
Colorado Health Facilities Authority Rev., Series 2006 B, (Longmont Unified Hospital), 5.00%, 12/1/20 (Radian)	1,000,000	1,036,000
Colorado Water Resources & Power Development Authority Rev., Series 2000 A, 6.25%, 9/1/16	30,000	30,154
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21	2,500,000	2,930,200
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	7,400,000	8,196,536
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.23%, 9/4/14	8,650,000	8,658,650
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/25	9,800,000	11,740,498
Regional Transportation District COP, Series 2010 A, 5.50%, 6/1/21	2,000,000	2,366,600
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	4,174,704
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	5,601,541
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	3,336,980
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,597,162
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	1,400,000	1,588,944
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,574,286

Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,686,735
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,117,930
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30	1,200,000	1,394,508
		72,548,788
Connecticut — 2.2%
Connecticut GO, Series 2004 D, 5.00%, 12/1/14 (NATL-RE)	5,000,000	5,063,700
Connecticut GO, Series 2005 A, VRDN, 0.75%, 9/4/14	5,000,000	5,014,450
Connecticut GO, Series 2006 D, 5.00%, 11/1/15	1,595,000	1,685,708
Connecticut GO, Series 2009 A, 5.00%, 1/1/16	8,375,000	8,906,980
Connecticut GO, Series 2012 A, VRDN, 0.45%, 9/4/14	4,500,000	4,507,830
Connecticut GO, Series 2012 A, VRDN, 0.58%, 9/4/14	4,300,000	4,322,790
Connecticut GO, Series 2012 A, VRDN, 0.73%, 9/4/14	4,000,000	4,034,600
Connecticut GO, Series 2013 A, 5.00%, 10/15/27	3,000,000	3,583,530
Connecticut Health & Educational Facilities Authority Rev., Series 1999 G, (Ascension Health Center), VRDN, 1.55%, 2/1/17	3,230,000	3,299,606
Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL-RE)	2,660,000	2,882,137
Connecticut Health & Educational Facilities Authority Rev., Series 2010 A3, (Yale University), VRDN, 0.875%, 2/8/18	17,900,000	17,938,485
Connecticut Housing Finance Authority Rev., Series 2009 A1, VRDN, 0.04%, 9/2/14 (SBBPA: JPMorgan Chase Bank N.A.)	1,195,000	1,195,000
Connecticut Housing Finance Authority Rev., Series 2009 C2, VRDN, 0.04%, 9/2/14 (SBBPA: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
New Haven GO, Series 2014 B, 5.00%, 8/1/23 (AGM)	10,000,000	11,892,000
		75,326,816
District of Columbia — 0.9%
District of Columbia Rev., Series 2010 A, (Income Tax Secured), 5.00%, 12/1/19	5,000,000	5,968,950
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/16	1,200,000	1,326,204
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/17	5,000,000	5,705,800
District of Columbia Rev., Series 2012 C, (Income Tax Secured), 4.00%, 12/1/15	4,500,000	4,718,475
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2008 A, (Subordinated Lien), 5.00%, 10/1/34 (AGC)	1,200,000	1,332,048
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2012 B1, VRDN, 0.53%, 9/4/14	2,500,000	2,501,900
Metropolitan Washington Airports Authority Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39	5,000,000	5,374,450
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	4,600,000	5,166,766
		32,094,593
Florida — 5.5%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	2,650,000	3,115,950
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/25	1,000,000	1,160,190
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/26	1,000,000	1,150,420
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	11,800,000	13,548,406
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 5.50%, 6/1/16 (AGC)	9,450,000	10,287,837
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 6.00%, 6/1/17	2,500,000	2,858,000
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/16	3,000,000	3,236,460
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/18	4,440,000	5,077,895
Citizens Property Insurance Corp. Rev., Series 2012 A1, (Senior Secured), 5.00%, 6/1/20	6,050,000	7,110,202
Escambia County Rev., (Gulf Power Co.),VRDN, 2.10%, 4/11/19	1,500,000	1,518,255
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,367,640
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	4,095,155
Florida State Board of Education GO, Series 2013 A, 5.00%, 6/1/22	10,000,000	12,263,300
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16	1,000,000	1,068,740

Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18	575,000	608,908
Halifax Hospital Medical Center Rev., Series 2006 B1, 5.50%, 6/1/38 (AGM)	1,000,000	1,063,960
Halifax Hospital Medical Center Rev., Series 2006 B2, 5.375%, 6/1/31 (AGM)	2,000,000	2,138,060
Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (NATL-RE/FGIC)	410,000	411,743
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/15	3,000,000	3,159,600
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/17	1,810,000	2,055,146
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/21	3,115,000	3,757,718
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/22	1,750,000	2,116,293
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	1,500,000	1,802,250
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	3,170,000	3,567,645
Miami Beach Health Facilities Authority Rev., (Mount Sinai Medical Center), 3.00%, 11/15/14	1,200,000	1,205,580
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL-RE)	335,000	343,187
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	900,000	995,364
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (AGM)	4,650,000	5,224,368
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41	3,000,000	3,254,190
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/29	800,000	922,512
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/30	1,560,000	1,791,800
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/31	1,000,000	1,141,340
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 4.00%, 9/15/19	440,000	464,776
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	1,800,000	1,852,344
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	9,335,000	10,098,416
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/26	8,000,000	9,216,000
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/27	6,500,000	7,428,135
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	3,000,000	3,243,060
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	2,000,000	2,265,100
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/19	1,500,000	1,781,760
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/20	5,000,000	6,011,350
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/21	4,745,000	5,772,340
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/22	1,750,000	2,146,130
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)	625,000	686,400
Palm Beach County Health Facilities Authority Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)	5,850,000	6,274,300
Palm Beach County School Board COP, Series 2011 A, VRDN, 5.00%, 8/1/16	7,000,000	7,579,250
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,592,355
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	4,700,000	5,593,987
Sunrise Florida Utilities System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(1)	430,000	510,866
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)	570,000	630,916
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/16	3,600,000	3,948,876
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17	3,000,000	3,400,380
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)	190,000	204,634
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,162,660
		188,282,149
Georgia — 3.0%
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.04%, 9/2/14	4,500,000	4,500,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.04%, 9/2/14	2,900,000	2,900,000
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28	1,200,000	1,406,880
Atlanta Rev., Series 2009 A, 6.00%, 11/1/27	5,000,000	6,073,750
Atlanta Rev., Series 2009 A, 6.00%, 11/1/28	3,000,000	3,625,800

Floyd County Development Authority Rev., (Power Company Plant Hammond Project), VRDN, 0.04%, 9/2/14 (Acquired 11/1/13, Cost $5,000,000)(3)	5,000,000	5,000,000
Georgia GO, Series 2009 G, 5.00%, 11/1/16	2,000,000	2,202,820
Georgia GO, Series 2009 I, 5.00%, 7/1/16	10,000,000	10,868,000
Georgia GO, Series 2013 C, 5.00%, 10/1/20	13,735,000	16,644,485
Georgia Municipal Electric Authority Rev., Series 2008 A, (Project 1), 5.25%, 1/1/17	5,000,000	5,562,100
Georgia Municipal Electric Authority Rev., Series 2008 D, (Project 1), 5.50%, 1/1/26	4,800,000	5,550,336
Georgia Road & Tollway Authority Rev., Series 2008 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/16	6,350,000	6,863,334
Georgia Road & Tollway Authority Rev., Series 2009 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/21	4,000,000	4,636,720
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20	705,000	730,443
Monroe County Development Authority Rev., (Power Company Scherer Project), VRDN, 0.04%, 9/2/14	1,300,000	1,300,000
Private Colleges & Universities Authority Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35	1,000,000	1,136,340
Putnam County Development Authority Rev., (Power Company Plant Project), VRDN, 0.04%, 9/2/14	23,800,000	23,800,000
		102,801,008
Guam — 0.9%
Guam Government Business Privilege Tax GO, Series 2011 A, 5.00%, 1/1/27	3,185,000	3,484,167
Guam Government Business Privilege Tax GO, Series 2011 A, 5.25%, 1/1/36	2,000,000	2,170,100
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40	1,500,000	1,675,875
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	5,000,000	5,510,300
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	12,570,000	14,137,102
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/26 (AGM)	2,000,000	2,296,180
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/27 (AGM)	1,000,000	1,141,130
		30,414,854
Hawaii — 0.8%
Hawaii GO, Series 2007 DJ, 5.00%, 4/1/26 (Ambac)	5,000,000	5,520,450
Hawaii GO, Series 2010 DY, 5.00%, 2/1/15	1,000,000	1,020,780
Hawaii GO, Series EA, 5.00%, 12/1/23	10,000,000	12,143,000
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40	2,500,000	2,723,275
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	800,000	884,928
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/21	3,000,000	3,504,540
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/23	905,000	1,091,955
		26,888,928
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	267,455
Idaho Housing & Finance Association Rev., Series 2011 A, 5.00%, 7/15/29	3,000,000	3,337,740
		3,605,195
Illinois — 6.1%
Bedford Park GO, Series 2004 A, 5.25%, 12/15/20 (AGM)	2,000,000	2,028,920
Bourbonnais Industrial Project Rev., (Olivet Nazarene University), 5.00%, 11/1/20	1,235,000	1,402,676
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14	1,050,000	1,061,634
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	1,250,000	1,310,788
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/19	800,000	925,384
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/21	800,000	942,456
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/22	600,000	709,920
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/20	275,000	315,147
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/21	1,450,000	1,663,527
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/23	700,000	805,651
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/24	2,000,000	2,303,380
Chicago O'Hare International Airport Rev., Series 2005 B, 5.25%, 1/1/18 (NATL-RE)	5,000,000	5,714,650

Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)	600,000	647,526
Chicago O'Hare International Airport Rev., Series 2011 A, (Third Lien), 5.75%, 1/1/39	2,000,000	2,283,640
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/16	1,000,000	1,062,400
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/22	1,000,000	1,162,550
Cicero GO, Series 2005 A, 5.25%, 1/1/15, Prerefunded at 100% of Par (XLCA)(1)	1,250,000	1,271,388
Cicero GO, Series 2005 A, 5.25%, 1/1/15, Prerefunded at 100% of Par (XLCA)(1)	1,000,000	1,017,110
Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)	1,650,000	1,834,883
Illinois Educational Facilities Authority Rev., Series 2001 B1, (University of Chicago), VRDN, 1.10%, 2/15/18	3,875,000	3,886,509
Illinois Finance Authority Rev., (Central DuPage Health), 5.00%, 11/1/27	3,595,000	4,041,283
Illinois Finance Authority Rev., (Little Co. Mary Hospital Health), 5.375%, 8/15/40	1,000,000	1,062,440
Illinois Finance Authority Rev., Series 2008 A, (Prairie Power, Inc.), VRDN, 1.30%, 5/8/17 (GA: National Rural Utilities Cooperative Finance Corp.)	2,000,000	2,018,220
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28	5,000,000	5,851,450
Illinois Finance Authority Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 11/1/29	5,000,000	5,756,200
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,059,910
Illinois Finance Authority Rev., Series 2011 A, (Carle Foundation), 6.00%, 8/15/41	2,000,000	2,303,840
Illinois Finance Authority Rev., Series 2014 A, (University of Chicago), 5.00%, 10/1/38	6,900,000	7,877,178
Illinois GO, 5.00%, 1/1/15	15,000,000	15,228,450
Illinois GO, 5.50%, 8/1/15 (NATL-RE)	1,795,000	1,871,772
Illinois GO, 5.00%, 1/1/17 (AGM)	9,800,000	10,655,050
Illinois GO, 4.00%, 9/1/17	5,000,000	5,362,550
Illinois GO, 5.00%, 7/1/19	5,000,000	5,611,050
Illinois GO, 5.00%, 1/1/20	1,000,000	1,118,620
Illinois GO, 5.00%, 2/1/20	2,000,000	2,238,800
Illinois GO, 5.00%, 2/1/21	950,000	1,061,369
Illinois GO, 5.00%, 2/1/23	5,380,000	5,979,224
Illinois GO, 5.00%, 8/1/23	5,000,000	5,565,000
Illinois GO, 5.00%, 8/1/24	18,585,000	20,327,158
Illinois GO, 5.00%, 3/1/37	900,000	932,157
Illinois GO, 5.50%, 7/1/38	4,900,000	5,311,404
Illinois GO, 5.00%, 5/1/39	5,880,000	6,115,141
Illinois GO, Series 2012 A, 4.00%, 1/1/16	11,235,000	11,687,433
Illinois Sales Tax Rev., 5.00%, 6/15/17	3,000,000	3,370,020
Illinois Sales Tax Rev., 5.00%, 6/15/26	4,000,000	4,693,600
Illinois State Unemployment Insurance Fund Building Receipts Rev., Series 2012 A, 5.00%, 6/15/15	4,000,000	4,155,480
Illinois Toll Highway Authority Rev., Series 2010 A1, 5.00%, 1/1/25	5,000,000	5,694,700
Illinois Toll Highway Authority Rev., Series 2014 B, (Senior Lien), 5.00%, 1/1/39	2,450,000	2,743,608
Kane County Community Unit School District No. 304 GO, 6.20%, 1/1/15, Prerefunded at 100% of Par (AGM)(1)	930,000	949,195
Metropolitan Pier & Exposition Authority Rev., Series 2010 B2, (McCormick Place Expansion), 5.00%, 6/15/50	2,750,000	2,897,345
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	6,000,000	6,639,060
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	11,842,800
Regional Transportation Authority Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)	725,000	845,807
Southwestern Illinois Development Authority Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL-RE)	1,000,000	1,084,480
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)	3,270,000	3,452,629
		209,754,562
Indiana — 1.2%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)	1,000,000	1,071,180
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)	1,520,000	1,650,674
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)	1,600,000	1,736,576

Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)	1,680,000	1,823,405
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/16	1,055,000	1,144,633
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,161,580
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,508,702
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,156,130
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,317,843
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,412,137
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,627,439
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,380,850
Indiana Finance Authority Lease Rev., Series 2008 A1, 5.00%, 11/1/16	5,000,000	5,487,150
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/23	2,645,000	3,180,930
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/24	3,025,000	3,627,459
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	1,650,000	1,964,605
Indiana Transportation Finance Authority Rev., Series 1990 A, 7.25%, 6/1/15	175,000	182,632
Indiana University Rev., Series 2011 U, 5.00%, 8/1/16	1,000,000	1,090,350
Indiana University Rev., Series 2011 U, 5.00%, 8/1/17	2,000,000	2,256,580
Indiana University Rev., Series 2011 U, 5.00%, 8/1/19	4,200,000	4,981,494
		39,762,349
Iowa — 0.1%
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22	2,500,000	2,924,250
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16	1,690,000	1,782,037
		4,706,287
Kansas — 0.2%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16	4,500,000	4,922,685
Olathe Health Facilities Rev., (Olathe Medical Center), VRDN, 0.06%, 9/2/14 (LOC: Bank of America N.A.)	3,000,000	3,000,000
		7,922,685
Kentucky — 0.7%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	4,000,000	4,750,040
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,369,150
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,403,213
Kentucky Public Transportation Infrastructure Authority Rev., Series 2013 A, (Downtown Crossing Project), 5.00%, 7/1/17	8,850,000	9,829,075
Kentucky State Property & Buildings Commission Rev., (Project No. 82), 5.25%, 10/1/16 (AGM)	4,600,000	5,060,046
		24,411,524
Louisiana — 1.2%
Louisiana GO, Series 2010 A, 5.00%, 11/15/18	3,225,000	3,774,185
Louisiana GO, Series 2013 C, 5.00%, 7/15/25	3,000,000	3,653,160
Louisiana GO, Series 2013 C, 5.00%, 7/15/26	4,215,000	5,100,782
Louisiana Public Facilities Authority Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15 (CIFG)	1,205,000	1,216,966
Louisiana Public Facilities Authority Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (AGC)	1,465,000	1,604,439
New Orleans GO, 5.00%, 12/1/19	5,000,000	5,770,650
New Orleans GO, 5.00%, 12/1/20	4,000,000	4,621,920
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,936,960
New Orleans Sewerage Service Rev., 4.00%, 6/1/16	500,000	528,915
New Orleans Sewerage Service Rev., 5.00%, 6/1/17	750,000	832,192
New Orleans Sewerage Service Rev., 5.00%, 6/1/18	500,000	567,650
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	404,677
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	468,256

New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	294,298
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	235,814
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,130,140
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,172,150
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,476,262
		39,789,416
Maine — 0.1%
Portland Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,925,461
Maryland — 1.2%
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,074,480
Maryland GO, Series 2005 A, (Capital Improvement & Local Facilities), 5.25%, 2/15/15	10,000,000	10,238,900
Maryland GO, Series 2009 B, 5.25%, 8/15/18	4,000,000	4,698,280
Maryland GO, Series 2009 C, 5.00%, 11/1/19	5,055,000	6,041,888
Maryland GO, Series 2011 B, 5.00%, 8/1/19	5,000,000	5,946,200
Maryland GO, Series 2013 A, 5.00%, 3/1/21, Prerefunded at 100% of Par(1)	10,000,000	12,158,800
Maryland Health & Higher Educational Facilities Authority Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,841,594
		42,000,142
Massachusetts — 4.6%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	3,300,000	3,763,914
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17	1,075,000	1,152,862
Massachusetts GO, Series 2000 A, (Central Artery), VRDN, 0.03%, 9/2/14 (SBBPA: Bank of America N.A.)	32,500,000	32,500,000
Massachusetts GO, Series 2011 A, (Consolidated Loan), 5.00%, 4/1/28	10,000,000	11,733,900
Massachusetts GO, Series 2011 B, (Consolidated Loan), 5.00%, 8/1/22	9,635,000	11,527,989
Massachusetts GO, Series 2013 E, (Consolidated Loan), 5.00%, 8/1/24	10,000,000	12,010,200
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(4)	6,800,000	7,930,500
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/26	10,000,000	11,900,700
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35	2,000,000	2,124,700
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20	1,500,000	1,639,785
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21	1,050,000	1,131,638
Massachusetts Municipal Wholesale Electric Co. Rev., Series 2012 A, 5.00%, 7/1/15	3,000,000	3,122,850
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/18	1,305,000	1,459,656
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	294,850
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/22	2,655,000	3,029,196
Massachusetts School Building Authority Sales Tax Rev., Series 2011 B, (Senior Lien), 5.00%, 10/15/32	6,630,000	7,676,744
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	7,750,000	9,088,813
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, (Senior Lien), 5.00%, 8/15/30	3,575,000	4,192,581
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23	1,000,000	1,134,620
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24	6,000,000	6,769,140
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/25	7,740,000	9,205,646
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/28	1,000,000	1,170,790
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/29	1,755,000	2,044,487
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/23	1,000,000	1,207,980
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/24	1,815,000	2,180,922
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/25	4,215,000	5,037,599
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/26	1,000,000	1,188,040
		156,220,102

Michigan — 3.1%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/18 (Q-SBLF)	3,500,000	3,907,015
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,143,890
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	4,750,000	5,144,107
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	4,300,000	4,653,933
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	12,500,000	13,063,625
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	19,825,000	21,031,946
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/15	1,650,000	1,707,024
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/17	1,300,000	1,418,183
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/36	1,000,000	1,029,980
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	850,000	882,589
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)	1,545,000	1,671,427
Lansing Board of Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/27	5,000,000	5,747,250
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	6,000,000	7,026,180
Michigan Finance Authority Rev., Series 2014 C1, (Detroit Water & Sewerage Department), 5.00%, 7/1/44(5)	235,000	242,283
Michigan Finance Authority Rev., Series 2014 C6, (Detroit Water & Sewerage Department), 5.00%, 7/1/33(5)	2,000,000	2,103,860
Michigan Finance Authority Rev., Series 2014 D4, (Detroit Water & Sewerage Department), 5.00%, 7/1/34(5)	1,500,000	1,571,775
Michigan Higher Education Facilities Authority Rev., (Limited Obligation-Hillsdale College), 5.00%, 3/1/26	2,345,000	2,347,978
Michigan State Building Authority Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20	4,000,000	4,684,200
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/15	700,000	725,179
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/16	1,360,000	1,468,161
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/17	1,600,000	1,786,880
Michigan State Hospital Finance Authority Rev., Series 2012 A-4, (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	8,000,000	7,991,760
Wayne County Airport Authority Rev., Series 2007 (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/18 (NATL-RE/FGIC)	3,000,000	3,326,910
Wayne County Airport Authority Rev., Series 2007 (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/19 (NATL-RE/FGIC)	2,000,000	2,197,860
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,122,310
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	724,770
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,299,550
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,263,677
		107,284,302
Minnesota — 1.0%
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/29(5)	600,000	635,346
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/34(5)	1,000,000	1,036,920
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/44(5)	2,000,000	2,041,960
Minneapolis Rev., (Minnehaha Academy Project), VRDN, 0.05%, 9/2/14 (LOC: U.S. Bank N.A.)	2,764,000	2,764,000
Minnesota GO, 5.00%, 11/1/16	6,455,000	7,109,601
Minnesota GO, Series 2010 D, 5.00%, 8/1/19	5,000,000	5,940,950
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/17	2,740,000	3,084,117
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/20	2,680,000	3,114,669
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/22	1,250,000	1,423,750
Rochester Health Care Facilities Rev., Series 2011 C, (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	7,027,260
St. Paul Port Authority Rev., Series 2005-7, (Minnesota Public Radio Project), VRDN, 0.06%, 9/2/14 (LOC: JPMorgan Chase Bank N.A.) (GA: American Public Media Group)	1,645,000	1,645,000
		35,823,573
Mississippi — 0.9%
Mississippi Development Bank Special Obligation Rev., (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	4,150,000	5,498,294

Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)	1,565,000	1,645,300
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)	1,645,000	1,786,552
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)	1,000,000	1,055,900
Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)	4,160,000	4,756,502
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27	5,000,000	5,651,300
Mississippi GO, Series 2013 B, 5.00%, 12/1/27	5,000,000	6,044,150
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (AGM)	1,195,000	1,274,229
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (AGM)	1,940,000	2,070,426
		29,782,653
Missouri — 0.4%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL-RE)	1,425,000	1,503,005
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39	2,000,000	2,242,160
Missouri Highway & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18	2,700,000	3,114,720
Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (NATL-RE)	3,145,000	3,298,696
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.07%, 9/2/14 (LOC: Commerce Bank N.A.)	3,300,000	3,300,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.07%, 9/2/14 (LOC: Commerce Bank N.A.)	1,000,000	1,000,000
St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)	1,000,000	1,046,350
		15,504,931
Nebraska — 0.3%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,823,125
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/20	2,500,000	2,828,850
Nebraska Public Power District Rev., Series 2012 A, 5.00%, 1/1/25	750,000	887,400
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/21	3,000,000	3,299,010
		9,838,385
Nevada — 0.2%
Nevada GO, Series 2013 D1, 5.00%, 3/1/22	4,800,000	5,803,536
New Hampshire†
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18	1,160,000	1,164,257
New Jersey — 4.2%
New Jersey Economic Development Authority Rev., Series 2008 W, (School Facilities Construction), 5.00%, 9/1/15(1)	3,475,000	3,645,310
New Jersey Economic Development Authority Rev., Series 2008 Y, (School Facilities Construction), 5.00%, 9/1/33	110,000	122,052
New Jersey Economic Development Authority Rev., Series 2011 GG, (School Facilities Construction), 5.00%, 9/1/19	5,000,000	5,740,450
New Jersey Economic Development Authority Rev., Series 2012 G, (School Facilities Construction), VRDN, 0.63%, 9/4/14	7,000,000	7,003,640
New Jersey GO, 5.00%, 6/1/17	4,500,000	5,013,360
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	7,000,000	7,321,930
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	1,050,000	1,112,916
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	1,725,000	1,876,196
New Jersey Institute of Technology Rev., Series 2012 A, 5.00%, 7/1/32	1,250,000	1,412,712
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18(1)	75,000	87,375
New Jersey State Turnpike Authority Rev., Series 2009 G, 5.00%, 1/1/18	1,700,000	1,932,050
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/28	2,000,000	2,290,260
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/29	14,940,000	17,040,863
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/27	5,000,000	5,951,950
New Jersey State Turnpike Authority Rev., Series 2014 C, 5.00%, 1/1/20(5)	10,000,000	11,758,200
New Jersey Transportation Trust Fund Authority Rev., Series 2003 B2, 5.00%, 12/15/16	10,000,000	10,986,600

New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	9,600,000	11,448,576
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.25%, 12/15/23 (Ambac)	2,210,000	2,614,342
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	15,000,000	17,640,900
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	6,850,000	8,055,874
New Jersey Transportation Trust Fund Authority Rev., Series 2011 A, 5.25%, 6/15/30	5,000,000	5,616,350
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/22	4,975,000	5,808,760
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/23	3,000,000	3,497,010
New Jersey Transportation Trust Fund Authority Rev., Capital Appreciation, Series 2010 A, 0.00%, 12/15/31(2)	11,420,000	5,236,184
		143,213,860
New Mexico — 0.4%
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/17	1,000,000	1,124,560
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/18	3,000,000	3,474,090
New Mexico Finance Authority State Transportation Rev., 4.00%, 6/15/19	2,000,000	2,270,680
New Mexico Municipal Energy Acquisition Authority Rev., Series 2014 A, VRDN, 5.00%, 8/1/19 (SBBPA: Royal Bank of Canada)	5,000,000	5,808,700
		12,678,030
New York — 14.0%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	3,700,000	4,188,844
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,685,937
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,285,612
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,492,550
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47	5,000,000	5,316,000
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.06%, 9/2/14 (LOC: Bayerische Landesbank)	11,815,000	11,815,000
Long Island Power Authority Electric System Rev., Series 2011 A, 5.00%, 5/1/21	2,385,000	2,771,871
Metropolitan Transportation Authority Rev., Series 2005 G, 5.00%, 11/15/19	1,750,000	2,071,090
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.73%, 9/4/14	5,000,000	5,001,150
Metropolitan Transportation Authority Rev., Series 2008 C, 6.25%, 11/15/23	5,000,000	6,036,450
Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/41	2,100,000	2,301,222
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/14	2,490,000	2,510,592
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/15	1,000,000	1,045,880
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/17	2,000,000	2,276,360
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/26	5,000,000	5,895,650
Metropolitan Transportation Authority Rev., Series 2013 A, 5.00%, 11/15/26	4,595,000	5,431,887
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/29	10,360,000	11,967,665
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	5,000,000	5,525,100
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/21	1,800,000	2,108,646
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/23	1,500,000	1,738,710
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligation Group Project), 5.00%, 7/1/20	1,000,000	1,158,260
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligation Group Project), 5.00%, 7/1/22	750,000	877,478
New York City GO, Series 1993 A-4, VRDN, 0.05%, 9/2/14 (LOC: Bayerische Landesbank)	1,300,000	1,300,000
New York City GO, Series 1993 A-7, VRDN, 0.04%, 9/2/14 (LOC: JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
New York City GO, Series 1993 E4, VRDN, 0.04%, 9/2/14 (LOC: BNP Paribas)	5,300,000	5,300,000
New York City GO, Series 2004 D, 5.00%, 11/1/14, Prerefunded at 100% of Par (AGM)(1)	4,025,000	4,059,051
New York City GO, Series 2004 D, 5.00%, 11/1/17 (AGM)	1,170,000	1,179,723
New York City GO, Series 2006 J1, 5.00%, 6/1/16, Prerefunded at 100% of Par(1)	1,510,000	1,634,530
New York City GO, Series 2006 J1, 5.00%, 6/1/18	2,490,000	2,692,362
New York City GO, Series 2008 L3, VRDN, 0.05%, 9/2/14 (SBBPA: Bank of America N.A.)	2,900,000	2,900,000

New York City GO, Series 2013 A1, 5.00%, 8/1/36	4,510,000	5,096,435
New York City GO, Series 2013 D, 5.00%, 8/1/22	7,565,000	9,131,787
New York City GO, Series 2013 J, 5.00%, 8/1/18	4,095,000	4,747,415
New York City GO, Series 2013 J, 5.00%, 8/1/23	10,000,000	12,150,800
New York City GO, VRN, 0.43%, 9/4/14	3,500,000	3,500,875
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2008 C, 5.00%, 6/15/17(1)	1,350,000	1,518,548
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 EE, 5.00%, 6/15/39	7,010,000	7,918,917
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	5,000,000	5,648,300
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2013 AA-2, (Second General Resolution), VRDN, 0.04%, 9/2/14 (SBBPA: JPMorgan Chase Bank N.A.)	2,400,000	2,400,000
New York City Transitional Finance Authority Rev., Series 2002 1D, (Future Tax Secured Bonds), VRDN, 0.05%, 9/2/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	11,490,000	11,490,000
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 5/1/17, Prerefunded at 100% of Par(1)	2,555,000	2,863,593
New York City Transitional Finance Authority Rev., Series 2009 S4, 5.50%, 1/15/39	1,700,000	1,948,965
New York City Transitional Finance Authority Rev., Series 2011 1A, 5.00%, 7/15/25	4,850,000	5,675,615
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(1)	115,000	126,636
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16	3,675,000	4,047,094
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17	6,080,000	6,927,066
New York City Transitional Finance Authority Rev., Series 2011 A-1, (Future Tax Secured Bonds), 5.00%, 11/1/21	4,000,000	4,865,960
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	4,000,000	4,593,560
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds), 5.00%, 11/1/24	4,000,000	4,825,080
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds), 5.00%, 11/1/25	6,000,000	7,157,760
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/28	12,960,000	15,270,638
New York City Trust for Cultural Resources Rev., Series 2008 A1, (Lincoln Center for the Performing Arts), VRDN, 0.04%, 9/2/14 (LOC: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
New York GO, Series 1993 E-3, 5.00%, 8/1/23	5,000,000	5,983,600
New York GO, Series 2009 A, 5.00%, 2/15/39	1,700,000	1,915,849
New York GO, Series 2009 E, 5.00%, 8/1/16	2,600,000	2,833,064
New York GO, Series 2009 H1, 5.00%, 3/1/17	3,000,000	3,335,640
New York GO, Series 2009 H1, 5.00%, 3/1/22	7,000,000	8,108,800
New York GO, Series 2009 J1, 5.00%, 5/15/22	6,570,000	7,644,786
New York GO, Series 2010 A, 5.00%, 8/1/17	2,190,000	2,469,247
New York GO, Series 2010 E, 5.00%, 8/1/19	4,555,000	5,365,836
New York GO, Series 2011 A1, 5.00%, 8/1/18	5,000,000	5,796,600
New York GO, Series 2011 B, 5.00%, 8/1/15	1,000,000	1,045,170
New York GO, Series 2011 B, 5.00%, 8/1/16	3,705,000	4,037,116
New York GO, Series 2011 D-1, 5.00%, 10/1/19	5,000,000	5,906,600
New York GO, Series 2012 F, 5.00%, 8/1/16	7,720,000	8,412,021
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	9,535,000	11,442,763
New York Power Authority Rev., Series 2011 A, 5.00%, 11/15/22	1,000,000	1,224,850
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	8,225,000	9,871,974
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,112,240
New York State Dormitory Authority Rev., Series 2008 B, 5.75%, 3/15/36	10,000,000	11,673,700
New York State Dormitory Authority Rev., Series 2009 A, 5.25%, 2/15/25	8,825,000	10,311,571
New York State Dormitory Authority Rev., Series 2009 A, 5.00%, 2/15/39	4,000,000	4,484,280
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	1,200,000	1,309,584
New York State Dormitory Authority Rev., Series 2012 A, (Columbia University), 5.00%, 10/1/22	2,800,000	3,475,780
New York State Dormitory Authority Rev., Series 2012 D, (General Purpose), 5.00%, 2/15/27	10,000,000	11,698,500

New York State Dormitory Authority State Personal Income Tax Rev., Series 2011 C, (General Purpose), 5.00%, 3/15/24	6,530,000	7,736,091
New York State Thruway Authority Rev., Series 2009 A1, 5.00%, 4/1/23	3,000,000	3,386,400
New York State Thruway Authority Rev., Series 2012 I, 5.00%, 1/1/24	3,330,000	3,930,166
New York State Thruway Authority Rev., Series 2013 A, 5.00%, 5/1/19	6,900,000	8,054,232
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2011 A1, 5.00%, 4/1/25	5,865,000	6,875,012
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	3,000,000	3,190,350
New York State Urban Development Corp. Rev., Series 2013 A1, (State Personal Income Tax), 5.00%, 3/15/28	3,900,000	4,570,878
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)	3,150,000	3,412,993
Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL-RE/FGIC)	35,000	35,305
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20	850,000	980,671
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	2,600,000	3,012,802
Port Authority of New York & New Jersey Special Obligation Rev., Series 2013 179, 5.00%, 12/1/27	10,000,000	12,033,300
Rockland County Industrial Development Agency Rev., (Jawonio, Inc., Project), VRDN, 0.10%, 9/3/14 (LOC: TD Bank N.A.) (Acquired 11/27/13, Cost $1,640,000)(3)	1,640,000	1,640,000
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/17	1,000,000	1,024,970
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/18	1,000,000	1,024,780
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/20	1,250,000	1,278,950
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26	1,175,000	1,190,275
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	10,000,000	11,225,000
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	8,025,000	9,267,751
Triborough Bridge & Tunnel Authority Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15	5,000,000	5,281,500
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	10,000,000	11,270,800
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 4.00%, 11/15/16	3,250,000	3,504,670
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 5.00%, 11/15/17	3,325,000	3,786,743
Triborough Bridge & Tunnel Authority Rev., Series 2013 A, 5.00%, 11/15/30	3,030,000	3,502,710
Westchester County GO, Series 2011 A, 4.00%, 10/15/15, Prerefunded at 100% of Par(1)	70,000	73,024
Westchester County GO, Series 2011 A, 4.00%, 10/15/15	5,580,000	5,823,846
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	3,310,000	3,655,597
		479,901,051
North Carolina — 1.2%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,316,660
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17	1,000,000	1,125,620
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20	2,060,000	2,494,948
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17	2,790,000	3,073,631
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18	2,955,000	3,353,098
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26	7,400,000	8,329,514
North Carolina Eastern Municipal Power Agency Rev., Series 2010 A, 5.00%, 1/1/15	3,000,000	3,049,650
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19	2,500,000	2,840,500
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20	2,000,000	2,245,060
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30	1,800,000	2,033,298
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2010 B, 5.00%, 1/1/21	3,780,000	4,391,982
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/15	3,050,000	3,100,783
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 B, 5.00%, 1/1/28	4,050,000	4,621,374
		42,976,118
North Dakota — 0.2%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.08%, 9/2/14 (LOC: Bank of America N.A.)	5,600,000	5,600,000

Ohio — 2.2%
American Municipal Power-Ohio, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17	1,000,000	1,106,750
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25 (AGM)	4,000,000	4,536,000
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25	2,500,000	2,835,000
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26 (AGM)	3,560,000	4,009,521
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26	2,530,000	2,849,463
Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19	2,450,000	2,776,585
County of Allen Hospital Facility Rev., Series 2008 A, (Catholic Healthcare Partners), VRDN, 0.05%, 9/2/14 (LOC: Bank of America N.A.)	3,000,000	3,000,000
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	5,147,692
Ohio Air Quality Development Authority Rev., Series 2006 A, (FirstEnergy Generation Corp), VRDN, 3.75%, 12/3/18 (GA: FirstEnergy Solutions Corp.)	24,600,000	25,998,264
Ohio GO, Series 2011 A, (Infrastructure Improvement), 5.00%, 9/15/16	6,000,000	6,574,860
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	5,000,000	5,924,200
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20	750,000	872,130
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/18, Prerefunded at 100% of Par(1)	200,000	234,566
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27	1,800,000	2,063,952
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16(1)	225,000	248,582
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16	3,775,000	4,166,883
Ohio State Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,315,360
		74,659,808
Oklahoma — 0.3%
Oklahoma Development Finance Authority Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting Of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.)	3,000,000	3,404,100
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/14	1,730,000	1,730,432
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/15	1,710,000	1,747,586
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/16	2,130,000	2,174,027
		9,056,145
Oregon — 0.2%
Oregon GO, Series 2011 J, 5.00%, 5/1/19	1,080,000	1,273,212
Oregon GO, Series 2011 J, 5.00%, 5/1/20	1,870,000	2,239,811
Oregon GO, Series 2011 J, 5.00%, 5/1/21	1,500,000	1,823,160
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	2,900,000	3,386,765
		8,722,948
Pennsylvania — 5.7%
Allegheny County Hospital Development Authority Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	1,500,000	1,727,415
Allegheny County Industrial Development Authority Rev., (Residential Resources, Inc.), 4.75%, 9/1/14	785,000	785,149
Berks County Municipal Authority Rev., Series 2012 B, (Reading Hospital Medical Center), VRDN, 1.55%, 9/4/14	2,500,000	2,553,900
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL-RE)(1)	1,150,000	1,260,067
Delaware River Port Authority Rev., (Port District Project), 4.00%, 1/1/15	1,000,000	1,013,680
Delaware River Port Authority Rev., (Port District Project), 5.00%, 1/1/16	1,200,000	1,277,400
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(1)	2,580,000	2,955,106
Exeter Township GO, 5.25%, 7/15/15 (Ambac)	1,155,000	1,205,912
Exeter Township GO, 5.30%, 7/15/19 (Ambac)	1,830,000	2,173,436
Geisinger Authority Health System Rev., VRN, 0.93%, 11/1/14	5,000,000	4,208,650
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	5,000,000	5,645,900

Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	5,430,000	6,293,804
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/19	15,525,000	18,382,376
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 B, 5.00%, 7/1/20	7,250,000	8,520,562
Pennsylvania GO, 5.375%, 7/1/16 (NATL-RE)	2,795,000	3,054,097
Pennsylvania GO, 5.00%, 4/15/17	3,325,000	3,711,432
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,253,141
Pennsylvania GO, 5.00%, 7/1/19	15,000,000	17,691,000
Pennsylvania GO, Series 2010 A, 5.00%, 5/1/16	4,000,000	4,313,680
Pennsylvania GO, Series 2010 A, 5.00%, 7/15/16	8,310,000	9,037,707
Pennsylvania GO, Series 2011, 5.00%, 11/15/22	7,900,000	9,475,260
Pennsylvania GO, Series 2012 A, 5.00%, 6/1/25	9,800,000	11,608,296
Pennsylvania Higher Educational Facilities Authority Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19	1,000,000	1,190,200
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/25	1,000,000	1,168,260
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/26	1,000,000	1,159,470
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/27	1,150,000	1,322,086
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22	10,000,000	11,586,500
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.65%, 9/4/14	5,000,000	5,019,150
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.73%, 9/4/14	3,945,000	3,972,378
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/44(6)	1,800,000	1,349,100
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17	1,000,000	1,115,220
Philadelphia GO, Series 2014 A, 5.00%, 7/15/24	2,545,000	3,031,960
Philadelphia GO, Series 2014 A, 5.00%, 7/15/25	5,280,000	6,233,093
Philadelphia GO, Series 2014 A, 5.00%, 7/15/26	5,475,000	6,408,761
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	1,415,000	1,527,705
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)	15,805,000	17,242,939
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25	3,000,000	3,520,860
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/26	1,000,000	1,163,410
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/15	500,000	517,825
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/16	1,060,000	1,140,571
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	2,400,000	2,755,176
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	1,900,000	2,173,163
Westmoreland County Municipal Authority Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (AGM)(1)	4,500,000	4,720,455
		196,466,252
Puerto Rico — 2.1%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44	1,750,000	1,359,225
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	18,925,000	10,404,965
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/25	5,000,000	2,749,550
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/26	2,100,000	1,154,643
Puerto Rico Electric Power Authority Rev., Series 2011 NN, 5.50%, 7/1/20	7,080,000	3,896,053
Puerto Rico GO, Series 2009 B, (Public Improvement), 5.75%, 7/1/38	6,600,000	5,193,012
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	10,000,000	7,893,400
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	3,815,000	2,973,106
Puerto Rico GO, Series 2014 A, 8.00%, 7/1/35	11,385,000	10,451,202
Puerto Rico Public Buildings Authority Rev., Series 2007 M, (Government Facilities), VRDN, 5.75%, 7/1/17	5,000,000	4,326,950
Puerto Rico Public Buildings Authority Rev., Series 2009 P, (Government Facilities), 6.75%, 7/1/36	6,700,000	5,388,140
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	5,000,000	2,512,850

Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	5,000,000	4,010,150
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	1,350,000	1,057,401
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/22	9,750,000	9,212,287
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A1, 0.00%, 8/1/41(2)	5,725,000	617,041
		73,199,975
Rhode Island — 0.1%
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL-RE)(1)	2,000,000	2,166,340
South Carolina — 0.9%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/24	1,750,000	2,132,305
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/25	2,945,000	3,561,359
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (AGC)	1,060,000	1,160,435
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (AGC)	2,260,000	2,471,468
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (AGC)	700,000	764,673
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (AGC)	3,000,000	3,273,630
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)	625,000	776,156
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL-RE/FGIC)	875,000	1,071,280
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	140,000	151,421
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	485,000	524,567
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)	375,000	404,933
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/16	5,000,000	5,307,850
Piedmont Municipal Power Agency Electric Rev., Series 2009 A3, 5.00%, 1/1/17	3,000,000	3,303,510
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	2,940,570
South Carolina Ports Authority Rev., 4.00%, 7/1/15	1,000,000	1,031,790
South Carolina Ports Authority Rev., 5.00%, 7/1/16	2,695,000	2,913,834
		31,789,781
Tennessee — 0.4%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15	865,000	885,250
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.06%, 9/2/14 (LOC: Bank of America N.A.)	3,540,000	3,540,000
Memphis Electric System Rev., 5.00%, 12/1/15	2,500,000	2,651,850
Memphis Electric System Rev., 5.00%, 12/1/16	1,000,000	1,104,210
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.06%, 9/2/14 (LOC: Bank of America N.A.)	2,985,000	2,985,000
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33	1,000,000	1,112,040
		12,278,350
Texas — 6.0%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34	3,325,000	3,816,169
Austin Water & Wastewater System Rev., 5.00%, 11/15/28	5,300,000	6,249,813
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	500,000	511,320
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	350,000	374,021
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/19 (Ambac)	1,000,000	1,065,350
Cash Special Utility District Rev., 5.25%, 9/1/24 (NATL-RE)	2,035,000	2,038,582
Central Texas Regional Mobility Authority Rev., (Senior Lien), 6.00%, 1/1/41	2,500,000	2,841,775
Central Texas Regional Mobility Authority Rev., Series 2013 A, 5.00%, 1/1/21	860,000	1,012,297
City of Austin Electric Utility Rev., 4.00%, 11/15/17	500,000	553,225

City of Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	593,125
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/16 (PSF-GTD)	1,000,000	1,069,230
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14	680,000	688,616
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/15	2,185,000	2,318,482
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19	2,250,000	2,674,665
Dallas-Fort Worth International Airport Rev., Series 2009 A, 5.00%, 11/1/24	1,000,000	1,095,230
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	2,900,000	3,454,596
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	4,400,000	5,216,464
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/18	720,000	835,286
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/20	725,000	863,649
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/21	500,000	599,490
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/22	400,000	481,124
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/23	645,000	780,721
Donna Independent School District GO, 5.00%, 2/15/15 (PSF-GTD)	2,000,000	2,045,380
Fort Worth Water & Sewer Rev., 4.00%, 2/15/15	1,200,000	1,221,636
Fort Worth Water & Sewer Rev., 5.00%, 2/15/17	1,000,000	1,110,520
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	2,205,000	2,395,027
Gregg County Health Facilities Development Corp. Rev., Series 2006 A, (Good Shepherd Medical Center), 5.00%, 10/1/16	1,000,000	1,051,700
Harris County Rev., Series 2009 C, 5.00%, 8/15/17	5,000,000	5,639,650
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18	2,500,000	2,940,800
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C1, (The Methodist Hospital System), VRDN, 0.04%, 9/2/14	6,640,000	6,640,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C2, (The Methodist Hospital System), VRDN, 0.04%, 9/2/14	1,900,000	1,900,000
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39	4,000,000	4,541,760
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/23	2,560,000	3,052,160
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/24	4,000,000	4,731,200
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/27	2,050,000	2,391,510
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/28	710,000	823,628
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	9,750,000	9,911,655
Live Oak GO, 5.25%, 8/1/22 (NATL-RE)	1,630,000	1,631,174
Lone Star College System GO, 5.00%, 8/15/21	1,000,000	1,169,170
Lone Star College System GO, 5.00%, 8/15/22	2,650,000	3,089,052
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,500,000	2,657,900
Lower Colorado River Authority Rev., 5.00%, 5/15/15(1)	5,000	5,173
Lower Colorado River Authority Rev., 5.00%, 5/15/15	795,000	822,491
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/22	1,000,000	1,150,400
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/23	3,435,000	3,915,144
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/24	2,000,000	2,266,540
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/15	1,000,000	1,030,540
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/16	2,000,000	2,149,700
Mansfield Independent School District GO, VRDN, 1.75%, 8/1/17 (PSF-GTD)	6,305,000	6,440,810
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	2,400,000	2,696,328
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/21	7,615,000	9,146,757
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/28	3,000,000	3,389,310
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/30	6,310,000	7,049,595
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	1,960,000	2,142,770
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	6,700,000	6,762,779

Northside Independent School District GO, Series 2011 A, VRDN, 2.00%, 6/1/19 (PSF-GTD)	9,800,000	10,026,968
Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)	550,000	596,310
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	4,300,000	4,805,078
San Antonio Electric & Gas Rev., Series 2012 A, (Junior Lien), VRDN, 2.00%, 12/1/14	8,750,000	8,792,087
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	3,250,000	3,311,750
San Antonio Water System Rev., 4.00%, 5/15/15	1,000,000	1,027,770
San Antonio Water System Rev., 5.00%, 5/15/17	2,365,000	2,648,398
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16	1,000,000	1,042,670
Texas GO, 5.00%, 10/1/15	3,500,000	3,686,970
Texas GO, 5.00%, 10/1/16	3,355,000	3,686,809
Texas GO, 5.00%, 10/1/17	2,225,000	2,528,557
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/15	1,000,000	1,048,140
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/20	1,500,000	1,778,130
Texas Transportation Commission State Highway Fund Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16	5,000,000	5,338,400
Texas Transportation Commission State Highway Fund Rev., Series 2014 B, VRDN, 0.40%, 9/4/14	4,800,000	4,813,392
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,209,836
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL-RE)	1,000,000	1,175,300
		204,562,054
U.S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25	5,500,000	6,074,695
Utah — 0.4%
Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (Radian)	2,550,000	2,601,790
Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Healthcare), 8.125%, 5/15/15(1)	105,000	110,083
Utah GO, Series 2009 C, 5.00%, 7/1/18	4,000,000	4,646,200
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/24	2,900,000	3,393,464
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/25	1,220,000	1,416,896
		12,168,433
Vermont — 0.1%
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	4,290,000	4,781,420
Virginia — 0.9%
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	1,430,000	1,549,691
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.06%, 9/2/14 (LOC: Bank of America N.A.)	7,640,000	7,640,000
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.06%, 9/2/14 (LOC: Bank of America N.A.)	2,600,000	2,600,000
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	5,120,000	5,618,432
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/22	4,150,000	4,907,915
Virginia Small Business Financing Authority Rev., (Virginia State University Real Estate Foundation), VRDN, 0.06%, 9/2/14 (LOC: Bank of America N.A.)	8,190,000	8,190,000
		30,506,038
Washington — 4.3%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/16	2,105,000	2,316,047
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/17	5,875,000	6,681,637
Energy Northwest Electric Rev., Series 2005 A, (Project 3), 5.00%, 7/1/15 (Ambac)	4,000,000	4,164,480
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18	3,000,000	3,501,810
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18	5,115,000	5,922,352
Energy Northwest Electric Rev., Series 2011 A, (Columbia Generating), 5.00%, 7/1/22	5,000,000	6,005,650
Energy Northwest Electric Rev., Series 2014 A, (Columbia Generating), 5.00%, 7/1/18	2,410,000	2,790,394
Energy Northwest Electric Rev., Series 2014 C, (Project 3), 5.00%, 7/1/28	6,945,000	8,370,183

King County Public Hospital District No. 2 GO, (Evergreen Healthcare), 5.00%, 12/1/14 (NATL-RE)	1,000,000	1,012,490
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16	4,850,000	5,160,109
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/FGIC/School Board Guarantee)(1)	1,000,000	1,081,370
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22	1,000,000	1,168,130
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19	5,000,000	5,855,000
Snohomish County Edmonds School District No. 15 GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/FGIC/School Board Guarantee)(1)	6,690,000	7,241,724
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/16	1,905,000	2,025,739
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/17	1,500,000	1,658,055
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/18	1,000,000	1,108,540
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/19	2,000,000	2,250,940
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/19	1,000,000	1,167,790
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	16,585,000	17,397,167
Washington GO, Series 1990 A, 6.75%, 2/1/15	225,000	230,769
Washington GO, Series 2005 D, 5.00%, 1/1/15, Prerefunded at 100% of Par (AGM)(1)	10,000,000	10,166,100
Washington GO, Series 2011 A, 5.00%, 7/1/21	3,375,000	4,092,458
Washington GO, Series 2011 A, 5.00%, 7/1/22	5,000,000	6,002,100
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/21	1,650,000	1,998,464
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/22	2,000,000	2,397,860
Washington GO, Series 2012 R, 5.00%, 7/1/23	3,855,000	4,682,399
Washington GO, Series R-2012C, 5.00%, 7/1/26	13,800,000	16,425,726
Washington Health Care Facilities Authority Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (AGM)	4,500,000	5,073,435
Washington State Housing Finance Commission Rev., (YMCA Snohomish County Project), VRDN, 0.06%, 9/2/14 (LOC: Bank of America N.A.)	7,020,000	7,020,000
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/16, Prerefunded at 100% of Par (NATL-RE)(1)	920,000	1,015,947
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/18 (NATL-RE)	755,000	830,115
		146,814,980
Wisconsin — 1.2%
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/25	10,000,000	12,170,600
Wisconsin GO, Series 2011 B, 5.00%, 5/1/15	5,000,000	5,165,250
Wisconsin GO, Series 2011-1, 5.00%, 5/1/19	5,000,000	5,898,650
Wisconsin GO, Series 2011-1, 5.00%, 5/1/20	3,000,000	3,592,680
Wisconsin GO, Series 2011-1, 5.00%, 5/1/21	2,500,000	3,024,500
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22	4,655,000	5,379,551
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30	5,800,000	6,725,158
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	500,000	580,155
		42,536,544
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $3,242,001,218)		3,408,441,872
OTHER ASSETS AND LIABILITIES — 0.5%		16,301,682
TOTAL NET ASSETS — 100.0%		$3,424,743,554

FUTURES CONTRACTS
	Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
515	U.S. Treasury Long Bonds	December 2014	72,148,281	(529,599)

Notes to Schedule of Investments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
CIFG	-	CDC IXIS Financial Guaranty North America
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

†	Category is less than 0.05% of total net assets.
(1)	Escrowed to maturity in U.S. government securities or state and local government securities.
(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $6,640,000, which represented 0.2% of total net assets.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $2,551,755.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,242,001,218
Gross tax appreciation of investments	$189,159,548
Gross tax depreciation of investments	(22,718,894)
Net tax appreciation (depreciation) of investments	$166,440,654

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Long-Term Tax-Free Fund
August 31, 2014

Long-Term Tax-Free - Schedule of Investments
AUGUST 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.9%
Arizona — 2.3%
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	100,000	110,606
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	200,000	230,802
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	50,000	53,288
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	250,000	290,815
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	340,000	381,653
University Medical Center Corp. Rev., 6.50%, 7/1/39	300,000	351,003
		1,418,167
California — 20.5%
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(1)	440,000	202,730
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/34	200,000	227,564
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(2)(3)	270,000	290,234
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.75%, 9/4/14	200,000	200,098
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/18, Prerefunded at 100% of Par(3)	300,000	346,626
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.125%, 4/1/19, Prerefunded at 100% of Par(3)	200,000	237,854
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, VRDN, 1.50%, 4/2/18	30,000	30,432
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	100,000	107,942
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22	120,000	137,941
California GO, 5.00%, 6/1/25	130,000	131,586
California GO, 5.00%, 9/1/25	150,000	173,277
California GO, 5.625%, 4/1/26	500,000	592,710
California GO, 5.00%, 12/1/26	200,000	241,246
California GO, 5.75%, 4/1/27	500,000	598,180
California GO, 5.00%, 2/1/28 (Ambac)	335,000	422,773
California GO, 5.75%, 4/1/28	500,000	598,180
California GO, 5.25%, 9/1/28	200,000	236,950
California GO, 5.00%, 10/1/41	100,000	111,501
California GO, 5.00%, 2/1/43	250,000	279,950
California GO, Series 2012 B, VRN, 1.20%, 9/4/14	200,000	203,750
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(3)	10,000	12,322
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(3)	245,000	301,563
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	300,000	340,458
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	150,000	171,819
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	200,000	220,100
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	35,000	38,750
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	110,000	114,067
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	250,000	285,435
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	320,000	354,774

California Public Works Board Lease Rev., Series 2012 D, 5.00%, 9/1/36	100,000	110,651
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	400,000	439,672
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	300,000	344,220
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/32 (NATL-RE)	265,000	290,451
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, 0.00%, 8/1/29 (NATL-RE)(1)	300,000	166,863
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	100,000	115,185
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B3, VRDN, 5.50%, 1/15/23	100,000	116,013
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	100,000	112,386
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	200,000	217,914
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	200,000	243,358
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	120,000	135,781
Los Angeles Department of Water & Power Waterworks Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	400,000	451,280
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/36	150,000	167,241
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	100,000	114,341
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24	200,000	235,472
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	50,000	60,263
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	250,000	260,155
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/33(1)	250,000	115,132
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	500,000	152,485
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	200,000	232,992
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	100,000	117,130
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/48	150,000	168,867
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	70,000	82,968
San Diego Unified School District GO, Capital Appreciation, Series 2012 R-1, 0.00%, 7/1/30(1)	200,000	107,638
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/16 (BAM)	10,000	10,660
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/17 (BAM)	5,000	5,454
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/18 (BAM)	10,000	11,050
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	250,000	297,920
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	1,000,000	348,120
		12,442,474
Colorado — 2.5%
Colorado Health Facilities Authority Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33	240,000	277,169
Denver City and County Airport Rev., Series 2012 B, 5.00%, 11/15/25	250,000	296,460
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	100,000	110,764
Denver Health & Hospital Authority Rev., Series 2014 A, 5.00%, 12/1/39	200,000	215,172
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.23%, 9/4/14	150,000	150,150
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	220,000	245,944
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30	200,000	232,418
		1,528,077
Connecticut — 0.6%
Connecticut GO, Series 2013 E, 5.00%, 8/15/26	200,000	239,810
Connecticut Housing Finance Authority Rev., Series 2009 C2, VRDN, 0.04%, 9/2/14 (SBBPA: JPMorgan Chase Bank N.A.)	100,000	100,000
		339,810
Delaware — 0.2%
New Castle County GO, Series 2009 A, 5.00%, 7/15/27	100,000	113,716

District of Columbia — 2.1%
District of Columbia Rev., Series 2011 G, (Income Tax Secured), 5.00%, 12/1/36	300,000	342,522
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2012 B1, VRDN, 0.53%, 9/4/14	500,000	500,380
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	400,000	449,284
		1,292,186
Florida — 4.4%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	100,000	117,583
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	200,000	229,634
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL-RE)	250,000	272,875
Florida Board of Education Capital Outlay GO, Series 2011 B, 5.125%, 6/1/40	300,000	332,586
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	200,000	225,088
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	100,000	110,596
Miami-Dade County Educational Facilities Authority Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38	200,000	211,852
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/30	50,000	57,430
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 4.00%, 9/15/19	100,000	105,631
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	185,000	200,129
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	85,000	91,887
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	210,000	237,835
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	300,000	357,063
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17	100,000	113,346
		2,663,535
Georgia — 1.6%
Atlanta Airport Rev., Series 2010 C, 5.75%, 1/1/23	250,000	309,155
Atlanta Airport Rev., Series 2010 C, 5.25%, 1/1/30	200,000	227,712
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39	400,000	452,808
		989,675
Guam — 0.5%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.00%, 1/1/31	150,000	160,880
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	150,000	164,101
		324,981
Hawaii — 0.4%
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	200,000	221,232

Idaho — 0.4%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	267,455

Illinois — 6.7%
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14	200,000	202,216
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	200,000	209,726
Chicago Midway Airport Rev., Series 2013 B, 5.00%, 1/1/26	300,000	346,236
Chicago Motor Fuel Tax Rev., Series 2013 5.00%, 1/1/20	25,000	28,650
Chicago Sales Tax Rev., Series 2011 A, 5.25%, 1/1/38	100,000	108,905
Cook County GO, Series 2011 A, 5.25%, 11/15/28	200,000	225,178
Illinois Finance Authority Rev., Series 2008 A, (Prairie Power, Inc.), VRDN, 1.30%, 5/8/17 (GA: National Rural Utilities Cooperative Finance Corp.)	200,000	201,822
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28	200,000	234,058
Illinois Finance Authority Rev., Series 2014 A, (University of Chicago), 5.00%, 10/1/38	100,000	114,162
Illinois GO, 5.00%, 1/1/15	295,000	299,493
Illinois GO, 5.00%, 1/1/17 (AGM)	200,000	217,450

Illinois GO, 5.00%, 2/1/21	50,000	55,862
Illinois GO, 5.00%, 2/1/23	200,000	222,276
Illinois GO, 5.00%, 8/1/24	150,000	164,061
Illinois GO, 5.00%, 3/1/37	100,000	103,573
Illinois GO, 5.50%, 7/1/38	100,000	108,396
Illinois GO, 5.00%, 5/1/39	200,000	207,998
Illinois Toll Highway Authority Rev., Series 2014 B, (Senior Lien), 5.00%, 1/1/39	50,000	55,992
Metropolitan Pier & Exposition Authority Rev., Series 2010 B2, (McCormick Place Expansion), 5.00%, 6/15/50	250,000	263,395
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/15	250,000	258,135
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	150,000	165,976
Railsplitter Tobacco Settlement Authority Rev., 6.00%, 6/1/28	250,000	294,620
		4,088,180
Indiana — 0.6%
Indiana Bond Bank Rev., Series 2006 A, (Special Program), 5.00%, 8/1/20 (AGM)	250,000	271,340
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	100,000	119,067
		390,407
Kansas — 0.8%
Kansas State Department of Transportation Highway Rev., Series 2012 A2, VRN, 0.28%, 9/5/14	500,000	500,005
Kentucky — 1.5%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	135,000	160,314
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28	250,000	289,338
Kentucky Public Transportation Infrastructure Authority Rev., Series 2013 A, (Downtown Crossing Project), 5.00%, 7/1/17	160,000	177,701
Kentucky Turnpike Authority Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17	240,000	269,714
		897,067
Louisiana — 0.4%
Louisiana GO, Series 2013 C, 5.00%, 7/15/26	200,000	242,030
Maryland — 0.3%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19	150,000	165,539
Massachusetts — 3.1%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	200,000	228,116
Massachusetts Bay Transportation Authority Rev., Series 2012 A, 5.00%, 7/1/41	150,000	169,805
Massachusetts GO, Series 2008 A, (Consolidated Loan), 5.00%, 8/1/24	200,000	230,078
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	200,000	233,250
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	294,850
Massachusetts School Building Authority Sales Tax Rev., Series 2013 A, (Senior Lien), 5.00%, 5/15/43	200,000	227,904
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	250,000	293,187
Massachusetts Water Resources Authority Rev., Series 2011 C, 5.25%, 8/1/42	150,000	172,417
		1,849,607
Michigan — 2.4%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	250,000	270,742
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	100,000	108,231
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	250,000	261,272
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	425,000	450,874
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	150,000	155,751
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	150,000	175,655
Michigan Finance Authority Rev., Series 2014 C1, (Detroit Water & Sewerage Department), 5.00%, 7/1/44(4)	15,000	15,465
		1,437,990

Minnesota — 0.4%
Minnesota GO, 5.00%, 6/1/16, Prerefunded at 100% of Par(3)	165,000	178,573
Minnesota GO, 5.00%, 6/1/16, Prerefunded at 100% of Par(3)	35,000	37,892
		216,465
Mississippi — 0.2%
Mississippi Development Bank Special Obligation Rev., (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	100,000	132,489
Missouri — 0.5%
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	250,000	280,270
Nebraska — 0.3%
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/24	150,000	168,782
Nevada — 0.4%
Nevada GO, Series 2013 D1, 5.00%, 3/1/22	200,000	241,814
New Jersey — 6.7%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/19	250,000	272,380
New Jersey Economic Development Authority Rev., 5.00%, 6/15/15	250,000	258,858
New Jersey Economic Development Authority Rev., Series 2011 EE, (School Facilities Construction), 5.00%, 9/1/23	70,000	79,123
New Jersey GO, 5.00%, 6/1/17	200,000	222,816
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	250,000	261,498
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	200,000	211,984
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	200,000	217,530
New Jersey State Turnpike Authority Rev., Series 2009 H, 5.00%, 1/1/36	250,000	275,647
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/27	200,000	238,078
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	400,000	477,024
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20 (AGM)	225,000	263,891
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	250,000	294,015
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	210,000	246,968
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/22 (AGM)	100,000	118,278
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.25%, 12/15/23	275,000	325,314
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.00%, 12/15/24	265,000	309,533
		4,072,937
New York — 14.2%
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47	55,000	63,506
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.06%, 9/2/14 (LOC: Bayerische Landesbank)	485,000	485,000
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/33	250,000	293,720
Long Island Power Authority Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)	150,000	175,254
Metropolitan Transportation Authority Rev., Series 2008 C, 6.50%, 11/15/28	250,000	304,695
Metropolitan Transportation Authority Rev., Series 2012 C, 5.00%, 11/15/41	300,000	330,396
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	250,000	276,255
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligation Group Project), 5.00%, 7/1/22	100,000	116,997
New York City GO, Series 2009 C, 5.00%, 8/1/23	500,000	584,375
New York City GO, Series 2013 A1, 5.00%, 8/1/36	90,000	101,703
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	70,000	79,076
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43	250,000	274,470
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2012 FF, (Second General Resolution), 5.00%, 6/15/45	600,000	663,702

New York City Transitional Finance Authority Rev., Series 2009 S4, 5.50%, 1/15/39	300,000	343,935
New York City Transitional Finance Authority Rev., Series 2011 1A, 5.00%, 7/15/25	150,000	175,535
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	200,000	229,678
New York City Transitional Finance Authority Rev., Series 2013 F1, (Future Tax Secured Bonds), 5.00%, 2/1/28	200,000	234,826
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/42	200,000	225,532
New York GO, Series 2009 A, 5.00%, 2/15/39	300,000	338,091
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	260,000	312,021
New York Liberty Development Corp. Rev., (World Trade Center), 5.125%, 11/15/44	100,000	112,681
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	200,000	240,048
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	250,000	272,830
New York State Dormitory Authority Rev., Series 2014 A, (Touro College & University System), 5.25%, 1/1/34	150,000	166,602
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38	280,000	318,030
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38	200,000	225,548
New York State Thruway Authority Rev., Series 2013 A, 5.00%, 5/1/19	100,000	116,728
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	120,000	127,614
New York State Urban Development Corp. Rev., Series 2013 A1, (State Personal Income Tax), 5.00%, 3/15/28	100,000	117,202
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	250,000	289,692
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	360,000	404,100
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	305,000	352,232
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	200,000	225,416
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	35,000	38,654
		8,616,144
North Carolina — 1.4%
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24	250,000	302,175
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16	300,000	319,722
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/15	200,000	203,330
		825,227
Ohio — 1.1%
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41	200,000	218,364
Ohio Air Quality Development Authority Rev., Series 2006 A, (FirstEnergy Generation Corp), VRDN, 3.75%, 12/3/18 (GA: FirstEnergy Solutions Corp.)	400,000	422,736
		641,100
Oklahoma — 0.3%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	150,000	174,575
Oregon — 1.5%
Clackamas County Hospital Facility Authority Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35	200,000	216,666
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/38	300,000	335,340
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	300,000	350,355
		902,361
Pennsylvania — 3.9%
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	250,000	289,770
Pennsylvania GO, Series 2011, 5.00%, 11/15/22	100,000	119,940
Pennsylvania GO, Series 2012 A, 5.00%, 6/1/25	200,000	236,904
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/27	100,000	114,964
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)	200,000	230,596
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	150,000	163,622
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/44(5)	200,000	149,900

Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16	300,000	323,544
Philadelphia GO, Series 2014 A, 5.00%, 7/15/24	200,000	238,268
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	250,000	269,912
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	100,000	114,799
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	100,000	114,377
		2,366,596
Puerto Rico — 2.9%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	350,000	261,726
Puerto Rico Electric Power Authority Rev., Series 2010 DDD, 5.00%, 7/1/21	175,000	96,280
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	350,000	192,430
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/19	100,000	55,057
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	300,000	165,012
Puerto Rico GO, Series 2002 A, (Public Improvement), 5.50%, 7/1/19 (FGIC)	100,000	86,745
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	50,000	38,966
Puerto Rico GO, Series 2014 A, 8.00%, 7/1/35	225,000	206,546
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	75,000	37,693
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	350,000	280,710
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	150,000	117,489
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/40	100,000	83,161
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2010 A, 0.00%, 8/1/33(1)	390,000	78,839
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A1, 0.00%, 8/1/41(1)	700,000	75,446
		1,776,100
South Carolina — 0.3%
Piedmont Municipal Power Agency Electric Rev., Series 2009 A3, 5.00%, 1/1/17	175,000	192,705
Tennessee — 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15	225,000	236,981
Texas — 8.0%
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	300,000	306,792
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	300,000	320,589
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14	250,000	253,168
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	100,000	119,124
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	100,000	118,556
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/20	25,000	29,781
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	45,000	48,878
Harris County Toll Road Rev., Series 2009 A, (Senior Lien), 5.00%, 8/15/38	400,000	453,380
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	250,000	254,145
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	100,000	106,316
Lower Colorado River Authority Rev., 5.00%, 5/15/15	200,000	206,916
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/38	300,000	351,306
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/43	150,000	175,182
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	100,000	112,347
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	40,000	43,730
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	300,000	302,811
Northside Independent School District GO, Series 2011 A,VRDN, 2.00%, 6/1/19 (PSF-GTD)	200,000	204,632
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	50,000	55,873
San Antonio Electric & Gas Rev., Series 2012 A, (Junior Lien), VRDN, 2.00%, 12/1/14	250,000	251,203
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	250,000	254,750

Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31	250,000	270,937
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/30	100,000	108,612
Texas Transportation Commission State Highway Fund Rev., Series 2014 B, VRDN, 0.40%, 9/4/14	200,000	200,558
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	281,697
		4,831,283
Utah — 0.5%
Utah State Board of Regents Rev., 5.25%, 8/1/21 (NATL-RE)(3)	40,000	49,236
Utah State Board of Regents Rev., 5.25%, 8/1/21 (NATL-RE)	210,000	255,341
		304,577
Virginia — 0.7%
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	200,000	219,470
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	200,000	235,870
		455,340
Washington — 2.8%
Energy Northwest Electric Rev., Series 2014 C, (Project 3), 5.00%, 7/1/28	55,000	66,287
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16	150,000	159,591
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/34	200,000	227,052
Port of Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30	200,000	225,486
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/16	250,000	265,845
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	250,000	262,242
Washington GO, Series 2008 A, 5.00%, 7/1/20	200,000	230,290
Washington GO, Series R-2012C, 5.00%, 7/1/26	200,000	238,054
		1,674,847
Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	300,000	351,444
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	250,000	290,078
		641,522
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $55,799,082)		59,924,248
OTHER ASSETS AND LIABILITIES — 1.1%		686,241
TOTAL NET ASSETS — 100.0%		$60,610,489

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
7	U.S. Treasury Long Bonds	December 2014	980,656	(5,922)

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGC-ICC	-	Assured Guarantee Corporation - Insured Custody Certificates
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $85,995.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$55,802,010
Gross tax appreciation of investments	$4,774,699
Gross tax depreciation of investments	(652,461)
Net tax appreciation (depreciation) of investments	$4,122,238

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Tax-Free Money Market Fund
August 31, 2014

Tax-Free Money Market - Schedule of Investments
AUGUST 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 102.2%
Alabama — 2.7%
Columbia Industrial Development Board Pollution Control Rev., Series 1995 A, (Alabama Power Company Project), VRDN, 0.04%, 9/2/14	1,200,000	1,200,000
Gadsden Industrial Development Board Pollution Control Rev., (Alabama Power Company Project), VRDN, 0.04%, 9/2/14	1,500,000	1,500,000
Troy Health Care Authority Rev., (Southeast Rural Health), VRDN, 0.13%, 9/4/14 (LOC: Troy Bank and Trust Co. and FHLB)	1,850,000	1,850,000
		4,550,000
California — 9.9%
Alameda County Industrial Development Authority Rev., (Bat Properties LLC), VRDN, 0.10%, 9/4/14 (LOC: Bank of the West)	500,000	500,000
California Economic Development Financing Authority Rev., Series 1996 A, (Joseph Schmidt), VRDN, 0.10%, 9/4/14 (LOC: Bank of the West and BNP Paribas)	2,750,000	2,750,000
California Infrastructure & Economic Development Bank Rev., (Haig Precision Manufacturing Corp.), VRDN, 0.10%, 9/4/14 (LOC: Bank of the West)	690,000	690,000
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.13%, 9/4/14 (AGM) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,100,000	1,100,000
Three Valleys Municipal Water District COP, (Miramar Water Treatment), VRDN, 0.07%, 9/3/14 (LOC: Wells Fargo Bank N.A.)	1,500,000	1,500,000
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.11%, 9/4/14 (SBBPA: JPMorgan Chase Bank N.A.)	1,545,000	1,545,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.05%, 9/4/14 (LOC: BNP Paribas)	8,440,000	8,440,000
		16,525,000
Colorado — 0.9%
Midcities Metropolitan District No. 1 Rev., Series 2004 B, VRDN, 0.15%, 9/4/14 (LOC: BNP Paribas)	1,540,000	1,540,000
Florida — 6.6%
County of Alachua Industrial Development Rev., Series 1997, (Florida Rock Industries, Inc.), VRDN, 0.16%, 9/4/14 (LOC: Bank of America N.A.) (Acquired 7/26/13, Cost $1,000,000)(2)	1,000,000	1,000,000
County of DeSoto Industrial Development Rev., (Tremron, Inc.), VRDN, 0.09%, 9/4/14 (LOC: Branch Banking & Trust)	800,000	800,000
JP Morgan Chase PUTTERs/DRIVERs Trust Rev., Series 2009-3439, VRDN, 0.15%, 9/4/14 (AGM-CR XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,695,000	3,695,000
North Broward Hospital District Rev., Series 2008 A, VRDN, 0.05%, 9/4/14 (LOC: TD Bank N.A.)	1,675,000	1,675,000
Sarasota County Health Facilities Authority Rev., (Bay Village Health Care Facilities), VRDN, 0.17%, 9/4/14 (LOC: Bank of America N.A.) (Acquired 8/10/12, Cost $3,800,000)(2)	3,800,000	3,800,000
		10,970,000
Georgia — 0.9%
Stephens County Development Authority Solid Waste Disposable Facilities Rev., (Caterpillar, Inc.), VRDN, 0.28%, 9/4/14	1,520,000	1,520,000
Idaho — 1.4%
Idaho Housing & Finance Association Rev., Series 2011 A, (Traditions at Boise Apartments), VRDN, 0.07%, 9/3/14 (LOC: East West Bank)(LIQ FAC: FHLMC)(SBBPA: FHLB)	2,315,000	2,315,000
Illinois — 8.9%
Chicago Industrial Development Rev., (Evans Food Products Company, Inc.), VRDN, 0.23%, 9/4/14 (LOC: Bank of America N.A.)	1,475,000	1,475,000
County of St. Clair Rev., (Mckendree College Project), VRDN, 0.10%, 9/4/14 (LOC: U.S. Bank N.A.)	3,790,000	3,790,000
Illinois Finance Authority Rev., (Andre's Imaging & Graphics, Inc.), VRDN, 0.18%, 9/4/14 (LOC: U.S. Bank N.A.)	1,445,000	1,445,000

Illinois Finance Authority Rev., (The Uniform Law Foundation), VRDN, 0.09%, 9/4/14 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Finance Authority Rev., Series 1997, (Radiological Society), VRDN, 0.15%, 9/4/14 (LOC: JPMorgan Chase Bank N.A.) (Acquired 8/23/11, Cost $500,000)(2)	500,000	500,000
Illinois Housing Development Authority Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.44%, 9/4/14 (LOC: First National Bank and FHLB)	1,805,000	1,805,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation), VRDN, 0.17%, 9/3/14 (LOC: U.S. Bank N.A.)	1,415,000	1,415,000
Village of McCook Rev., Series 1996 B, (Illinois St. Andrew Society), VRDN, 0.08%, 9/4/14 (LOC: Northern Trust Company)	1,700,000	1,700,000
		14,870,000
Indiana — 0.3%
Indiana Health Facility Financing Authority Rev., (Stone Belt Arc, Inc.), VRDN, 0.15%, 9/3/14 (LOC: JPMorgan Chase Bank N.A.)	300,000	300,000
University of Southern Indiana Rev., Series 1999 G, (Student Fee), VRDN, 0.15%, 9/3/14 (LOC: JPMorgan Chase Bank N.A.)	250,000	250,000
		550,000
Iowa — 1.7%
City of Des Moines Rev., (Iowa Methodist Medical Centre Project), VRDN, 0.05%, 9/3/14 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Iowa Finance Authority Health Facilities Rev., Series 2008, (Great River Medical Center), VRDN, 0.06%, 9/2/14 (LOC: JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
Iowa Finance Authority Industrial Development Rev., (Embria Health Sciences), VRDN, 0.20%, 9/4/14 (LOC: Wells Fargo Bank N.A.)	560,000	560,000
		2,760,000
Kansas — 1.5%
City of Olathe Rev., (YMCA of Greater Kansas City Project B), VRDN, 0.07%, 9/4/14 (LOC: Bank of America N.A.)	1,445,000	1,445,000
City of Wichita Rev., (Didcot LC Project), VRDN, 0.21%, 9/4/14 (LOC: Bank of America N.A.)	980,000	980,000
		2,425,000
Kentucky — 1.4%
Hardin County Water District No. 1 Rev., Series 2002, VRDN, 0.05%, 9/4/14 (LOC: Cecilian Bank and FHLB)	2,350,000	2,350,000
Louisiana — 1.9%
Terrebonne Economic Development Authority Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.29%, 9/4/14 (LOC: Community Bank and FHLB)	3,150,000	3,150,000
Maryland — 0.6%
County of Howard Rev., (Glenelg Country School), VRDN, 0.06%, 9/5/14 (LOC: PNC Bank N.A.)	1,000,000	1,000,000
Massachusetts — 0.5%
Massachusetts Industrial Finance Agency Rev., (Cambridge Isotope Labs, Inc.), VRDN, 0.36%, 9/3/14 (LOC: Bank of America N.A.) (Acquired 11/30/12, Cost $310,000)(2)	310,000	310,000
Massachusetts Industrial Finance Agency Rev., (Hi-Tech Mold & Tool, Inc.), VRDN, 0.17%, 9/3/14 (LOC: TD Bank N.A.)	480,000	480,000
		790,000
Minnesota — 0.9%
City of Plymouth Rev., (Parkside Apartment Project), VRDN, 0.06%, 9/4/14 (LOC: FNMA)	1,535,000	1,535,000
Mississippi — 0.9%
Mississippi Business Finance Corp. Rev., Series 2004 B, VRDN, 0.17%, 9/4/14 (LOC: U.S. Bank N.A. and BancorpSouth Bank)	1,510,000	1,510,000
Missouri — 1.8%
Missouri Development Finance Board Rev., (St Louis Convention Center), VRDN, 0.05%, 9/2/14 (LOC: U.S. Bank N.A.)	1,935,000	1,935,000
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.07%, 9/2/14 (LOC: Commerce Bank N.A.)	1,000,000	1,000,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.07%, 9/2/14 (LOC: Commerce Bank N.A.)	100,000	100,000
		3,035,000

Nevada — 1.5%
Nevada Housing Division Rev., (Multi Unit Housing), VRDN, 0.10%, 9/4/14 (LOC: Citibank N.A.)	2,465,000	2,465,000
New York — 6.8%
Long Island Power Authority Electric System Rev., Series 1998 A1, VRDN, 0.10%, 9/3/14 (LOC: Bayerische Landesbank)	7,500,000	7,500,000
North Amityville Fire Co., Inc. Rev., VRDN, 0.23%, 9/4/14 (LOC: Citibank N.A.)	2,705,000	2,705,000
Suffolk County Industrial Development Agency Rev., (JBC Realty LLC), VRDN, 0.25%, 9/3/14 (LOC: JPMorgan Chase Bank N.A.)	1,080,000	1,080,000
		11,285,000
North Carolina — 7.8%
Austin Trust Rev., Series 2008-3509, VRDN, 0.19%, 9/5/14 (LIQ FAC: Bank of America N.A.)(1)	4,000,000	4,000,000
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.15%, 9/4/14 (LOC: Branch Banking & Trust)	4,340,000	4,340,000
North Carolina Medical Care Commission Facilities Rev., (Mission St. Joseph's), VRDN, 0.10%, 9/4/14 (SBBPA: Branch Banking & Trust)	3,985,000	3,985,000
North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.15%, 9/4/14 (LOC: Wells Fargo Bank N.A.) (Acquired 12/16/09, Cost $605,000)(2)	605,000	605,000
		12,930,000
Ohio — 2.2%
County of Putnam Healthcare Facilities Rev., (Hilty Memorial Home), VRDN, 0.10%, 9/4/14 (LOC: First Federal Bank of Midwest and FHLB)	3,590,000	3,590,000
Oklahoma — 1.1%
Tulsa County Independent School District No. 9 GO, 1.00%, 4/1/15	1,860,000	1,868,514
Pennsylvania — 2.2%
Allegheny County Industrial Development Authority Rev., (Little Sisters Poor Project), VRDN, 0.06%, 9/4/14 (LOC: PNC Bank N.A.)	1,650,000	1,650,000
Pennsylvania Higher Educational Facilities Authority Rev., Series 1999 E3, (University of Scranton), VRDN, 0.06%, 9/4/14 (LOC: PNC Bank N.A.) (Acquired 10/17/13, Cost $1,950,000)(2)	1,950,000	1,950,000
		3,600,000
South Carolina — 5.7%
South Carolina Educational Facilities Authority Rev., (Charleston Southern University Project), VRDN, 0.07%, 9/4/14 (LOC: Bank of America N.A.)	1,240,000	1,240,000
South Carolina Jobs Economic Development Authority Rev., (YMCA of Beaufort County Project), VRDN, 0.06%, 9/4/14 (LOC: Branch Banking & Trust)	1,980,000	1,980,000
South Carolina Jobs-Economic Development Authority Hospital Rev., Series 2006 A, (Oconee Memorial Hospital, Inc), VRDN, 0.06%, 9/4/14 (LOC: Wells Fargo Bank N.A.)	6,300,000	6,300,000
		9,520,000
South Dakota — 1.1%
South Dakota Housing Development Authority Rev., Series 2003 C-1, (Home Ownership Mortgage), VRDN, 0.13%, 9/4/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,900,000	1,900,000
Tennessee — 0.3%
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.06%, 9/2/14 (LOC: Bank of America N.A.)	590,000	590,000
Texas — 20.6%
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.11%, 9/3/14	10,500,000	10,500,000
DeSoto Industrial Development Authority Rev., (National Service Industries, Inc.), VRDN, 0.15%, 9/4/14 (LOC: Wells Fargo Bank N.A.) (Acquired 12/13/11, Cost $2,000,000)(2)	2,000,000	2,000,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C1, (The Methodist Hospital System), VRDN, 0.04%, 9/2/14	4,600,000	4,600,000
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.20%, 9/4/14 (LOC: Wells Fargo Bank N.A.)	3,085,000	3,085,000
Muleshoe Economic Development Corps. Industrial Development Rev., (John Lyle & Grace Ajean), VRDN, 0.25%, 9/4/14 (LOC: Rabobank N.A. and Rabobank Nederland)	4,570,000	4,570,000
State of Texas GO, 1.50%, 8/31/15(3)	6,200,000	6,283,762

State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.07%, 9/3/14 (VA GTD)(SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,450,000	1,450,000
Tarrant County Housing Finance Corp. Rev., Series 2003 (Gateway Arlington Apartments),VRDN, 0.05%, 9/4/14 (LOC: FNMA)	1,810,000	1,810,000
		34,298,762
Utah — 1.2%
City of Logan Industrial Development Rev., (Scientific Technology), VRDN, 0.19%, 9/4/14 (LOC: Bank of the West)	1,300,000	1,300,000
Ogden City Redevelopment Agency Tax Increment Rev., Series 2005 A, VRDN, 0.15%, 9/4/14 (LOC: Wells Fargo Bank N.A.)	640,000	640,000
		1,940,000
Washington — 5.2%
County of King Sewer Rev., Series 2001 A, VRDN, 0.07%, 9/3/14 (LOC: Landesbank Hessen-Thuringen Girozentrale)	1,000,000	1,000,000
Snohomish County Housing Authority Rev., (Autumn Chase Apartments Project), VRDN, 0.07%, 9/4/14 (LOC: Bank of America N.A.)	1,415,000	1,415,000
Washington State Housing Finance Commission Rev., Series 2000 A, (St. Vincent De Paul Project), VRDN, 0.09%, 9/4/14 (LOC: Wells Fargo Bank N.A.)	2,035,000	2,035,000
Washington State Housing Finance Commission Rev., Series 2009 B, (Pioneer Human Services), VRDN, 0.11%, 9/3/14 (LOC: U.S. Bank N.A.)	1,200,000	1,200,000
Yakima County Public Corps. Rev., (Macro Plastics, Inc.), VRDN, 0.17%, 9/3/14 (LOC: Bank of the West)	3,000,000	3,000,000
		8,650,000
Wisconsin — 3.7%
Milwaukee Redevelopment Authority Rev., (La Causa, Inc.), VRDN, 0.18%, 9/3/14 (LOC: U.S. Bank N.A.)	1,585,000	1,585,000
Wisconsin Health & Educational Facilities Authority Rev., (Indian Community School), VRDN, 0.05%, 9/3/14 (LOC: JPMorgan Chase Bank N.A.)	4,500,000	4,500,000
		6,085,000
TOTAL INVESTMENT SECURITIES — 102.2%		170,117,276
OTHER ASSETS AND LIABILITIES — (2.2)%		(3,612,223)
TOTAL NET ASSETS — 100.0%		$166,505,053

Notes to Schedule of Investments
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $8,795,000, which represented 5.3% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $10,165,000, which represented 6.1% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$170,117,276

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 29, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 29, 2014